Quarterly Holdings Report
for
Fidelity® Nasdaq Composite Index® Fund
August 31, 2024
EIF-NPRT3-1024
1.805766.120
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.4%
Diversified Telecommunication Services - 0.1%
Anterix, Inc. (a)	14,722	522,189
AST SpaceMobile, Inc. Class A, (a)(b)	86,646	2,516,200
ATN International, Inc.	9,505	254,354
Bandwidth, Inc. Class A, (a)	5,524	94,792
Cogent Communications Group, Inc. (b)	29,987	2,098,490
Consolidated Communications Holdings, Inc. (a)	39,912	182,398
Frontier Communications Parent, Inc. (a)	150,300	4,328,640
GCI Liberty, Inc. Class A (Escrow) (c)(i)	58,891	1
Iridium Communications, Inc.	74,721	1,927,802
Liberty Global Ltd.:
Class A	133,682	2,586,747
Class B (b)	327	6,579
Class C (b)	107,584	2,116,177
Liberty Latin America Ltd.:
Class A (a)	1,495	14,158
Class C (a)	139,388	1,320,004
Nextplat Corp. (a)(b)	37,686	44,093
Shenandoah Telecommunications Co.	34,291	518,480
Sify Technologies Ltd. sponsored ADR (a)(b)	32,385	10,726
Telesat Corp. (a)(b)	8,088	88,159
		18,629,989
Entertainment - 1.6%
Anghami, Inc. (a)	21,354	19,752
Atlanta Braves Holdings, Inc.:
Class A (a)	14,692	669,955
Class C, (a)	25,987	1,114,323
Bilibili, Inc. ADR (a)(b)	72,099	1,036,784
Blue Hat Interactive Entertainment Technology (a)(b)	30,832	14,537
Cineverse Corp. (a)(b)	4,047	3,248
CuriosityStream, Inc. Class A	28,325	43,621
Dolphin Entertainment, Inc. (a)(b)	1,963	1,392
DoubleDown Interactive Co. Ltd. ADR (a)(b)	4,021	58,546
DouYu International Holdings Ltd. ADR	10,412	196,162
Electronic Arts, Inc.	159,395	24,199,349
Gaia, Inc. Class A (a)	13,031	62,028
GigaMedia Ltd. (a)	1,957	2,583
Golden Matrix Group, Inc. (a)(b)	47,298	122,502
Gravity Co. Ltd. ADR (a)	2,409	152,056
iQIYI, Inc. ADR (a)	374,267	804,674
Liberty Media Corp. Liberty Formula One:
Class A	16,026	1,131,756
Class C	127,365	9,940,838
Liberty Media Corp. Liberty Live:
Class C	46,756	1,887,540
Series A	14,753	584,219
Lionsgate Studios Corp.	172,536	1,185,322
LiveOne, Inc. (a)	60,447	105,178
Lytus Technologies Holdings PTV Ltd. (a)(b)	679	1,195
Motorsport Games, Inc. Class A (a)	564	671
MultiMetaVerse Holdings Ltd. Class A (a)(b)	2,807	1,571
NetEase, Inc. ADR	73,599	5,920,304
Netflix, Inc. (a)	258,305	181,162,212
Playstudios, Inc. Class A (a)	69,240	105,245
Playtika Holding Corp.	221,346	1,675,589
PodcastOne, Inc.	9,883	15,516
Reading International, Inc. Class A (a)	19,966	35,939
Reservoir Media, Inc. (a)	35,697	277,009
Roku, Inc. Class A (a)	72,527	4,915,155
Scienjoy Holding Corp. (a)(b)	17,909	16,602
Sohu.Com Ltd. ADR (a)(b)	22,025	347,555
Sound Group, Inc. ADR (a)(b)	1,260	2,192
Take-Two Interactive Software, Inc. (a)	102,841	16,630,418
Trugolf Holdings, Inc. Class A (a)(b)	17,971	20,667
Vivid Seats, Inc. Class A (a)(b)	77,225	359,096
Warner Bros Discovery, Inc. (a)	1,399,204	10,969,759
Warner Music Group Corp. Class A (b)	83,619	2,392,340
		268,185,400
Interactive Media & Services - 10.7%
36Kr Holdings, Inc. ADR (a)	1,078	280
9F, Inc. ADR (a)	2,127	3,829
Alphabet, Inc.:
Class A	3,520,883	575,241,865
Class C	3,367,327	555,979,361
Angi, Inc. Class A, (a)	16,466	44,458
Antelope Enterprise Holdings L Class A, (a)(b)	4,401	10,298
Baidu, Inc. sponsored ADR (a)(b)	85,870	7,266,319
Bumble, Inc. Class A (a)	9,717	65,201
CarGurus, Inc. Class A (a)	56,028	1,623,691
Cheer Holding, Inc. (a)(b)	4,535	10,612
EverQuote, Inc. Class A (a)	16,941	418,443
Gamesquare Holdings, Inc. (a)(b)	2,063	2,146
Hanryu Holdings, Inc. (b)	23,001	5,272
Hello Group, Inc. ADR	101,889	676,543
IAC, Inc. Class A (a)	57,609	3,040,603
Izea Worldwide, Inc. (a)(b)	7,826	17,217
JOYY, Inc. ADR	34,424	1,183,841
Kanzhun Ltd. ADR	166,691	2,076,970
Luokung Technology Corp. (a)(b)	7,006	4,475
Match Group, Inc. (a)	154,971	5,766,471
Meta Platforms, Inc. Class A	1,313,870	684,933,570
MoneyHero Ltd. (b)	50,246	63,310
Oriental Culture Holding Ltd. (a)(b)	3,846	4,231
Outbrain, Inc. (a)	26,800	136,680
Paltalk, Inc. (a)(b)	3,101	9,954
QuinStreet, Inc. (a)	32,595	622,890
Rumble, Inc. (a)(b)	69,114	397,406
So-Young International, Inc. ADR	55,629	47,440
Society Pass, Inc. (a)(b)	658	665
Super League Enterprise, Inc. (a)	869	991
Taboola.com Ltd. (a)(b)	108,503	379,761
Travelzoo, Inc. (a)	6,862	82,824
TripAdvisor, Inc. Class A (a)	74,271	1,077,672
Trivago NV ADR (b)	6,816	13,768
TrueCar, Inc. (a)	56,073	168,219
Trump Media & Technology Group (a)(b)	105,901	2,065,070
Vimeo, Inc. Class A (a)	153,462	821,022
Webtoon Entertainment, Inc.	75,942	1,022,939
Weibo Corp. sponsored ADR (b)	85,169	637,064
Ziff Davis, Inc. (a)	36,032	1,760,884
Zoominfo Technologies, Inc. (a)	171,144	1,692,614
		1,849,376,869
Media - 1.2%
Able View Global, Inc. Class B, (b)	10,224	15,847
Advantage Solutions, Inc. Class A (a)(b)	139,676	540,546
AirNet Technology, Inc. ADR (a)(b)	1,367	364
Baosheng Media Group Holding Ltd. (a)	164	377
Beasley Broadcast Group, Inc. Class A (a)	282,190	177,780
Cardlytics, Inc. (a)(b)	32,711	127,900
Charter Communications, Inc. Class A (a)	86,392	30,024,676
Comcast Corp. Class A	2,344,186	92,759,440
comScore, Inc. (a)	2,197	15,752
Criteo SA sponsored ADR (a)	33,460	1,587,008
Cumulus Media, Inc. (a)(b)	11,565	19,198
Direct Digital Holdings, Inc. (a)(b)	1,911	5,743
E.W. Scripps Co. Class A (a)(b)	70,636	139,153
EchoStar Corp. Class A (a)	61,219	1,135,000
Fluent, Inc. (a)	7,784	22,107
Fox Corp.:
Class A	149,530	6,186,056
Class B	138,251	5,312,986
Gambling.com Group Ltd. (a)	21,702	221,143
Gd Culture Group Ltd. (a)(b)	590	3,587
Haoxi Health Technology Ltd. (b)	8,168	27,118
Harte-Hanks, Inc. (a)(b)	5,634	42,424
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	3,452	10,356
iHeartMedia, Inc. (a)	32,281	50,358
Integral Ad Science Holding Corp. (a)	118,454	1,377,620
Lee Enterprises, Inc. (a)	2,469	22,073
Lendway, Inc. (a)	1,817	8,249
Liberty Broadband Corp.:
Class A (a)	13,704	839,370
Class C (a)	76,388	4,765,083
Liberty Media Corp. Liberty SiriusXM:
Class A	43,463	1,034,854
Class C	157,682	3,757,562
Loyalty Ventures, Inc. (a)(c)	32,234	0
Magnite, Inc. (a)	81,950	1,130,091
Marchex, Inc. Class B (a)	34,542	68,048
Mediaco Holding, Inc. Class A (a)(b)	24,810	83,114
National CineMedia, Inc. (a)(b)	50,627	348,820
News Corp.:
Class A	226,403	6,413,997
Class B	111,410	3,278,796
Nexstar Media Group, Inc.	19,930	3,405,638
Nexxen International Ltd. ADR (a)	8,499	66,377
Paramount Global:
Class A (b)	17,720	392,852
Class B	352,817	3,693,994
Perion Network Ltd. (a)	50,594	432,579
PubMatic, Inc. Class A (a)	22,667	353,605
Saga Communications, Inc. Class A	2,555	37,610
Scholastic Corp.	18,969	604,732
Sinclair, Inc. Class A (b)	37,541	522,571
Sirius XM Holdings, Inc. (b)	2,299,279	7,564,628
Stagwell, Inc. (a)	72,615	522,102
Starbox Group Holdings Ltd. (a)(b)	34,077	5,708
Stran & Co., Inc. (a)	1,570	1,994
TechTarget, Inc. (a)	16,356	435,887
The Trade Desk, Inc. Class A (a)	266,340	27,840,520
Thryv Holdings, Inc. (a)	32,025	583,496
TuanChe Ltd. ADR (A Shares) (a)(b)	397	691
Urban One, Inc.:
Class A (a)(b)	4,568	9,730
Class D (non-vtg.) (a)	21,932	30,266
WiMi Hologram Cloud, Inc. ADR (a)(b)	40,901	32,312
ZW Data Action Technologies, Inc. (a)	2,547	1,602
		208,091,490
Wireless Telecommunication Services - 0.8%
FingerMotion, Inc. (a)(b)	30,327	67,326
Gogo, Inc. (a)	75,352	600,555
Millicom International Cellular SA (a)	104,794	2,705,781
NII Holdings, Inc. (a)(c)	5,182	0
Spok Holdings, Inc.	16,378	243,541
SurgePays, Inc. (a)(b)	15,080	24,731
T-Mobile U.S., Inc.	700,497	139,202,764
uCloudlink Group, Inc. ADR (a)	12,409	16,752
VEON Ltd. sponsored ADR (a)(b)	34,349	916,088
Vodafone Group PLC sponsored ADR	199,135	1,945,549
		145,723,087
TOTAL COMMUNICATION SERVICES		2,490,006,835
CONSUMER DISCRETIONARY - 13.0%
Automobile Components - 0.1%
Carbon Revolution PLC (b)	1,211	7,096
China Automotive Systems, Inc.	21,380	78,037
Dorman Products, Inc. (a)	19,229	2,180,953
ECARX Holdings, Inc. Class A (a)(b)	170,906	310,194
Foresight Autonomous Holdings Ltd. ADR (a)	361	283
Fox Factory Holding Corp. (a)	31,014	1,255,447
Garrett Motion, Inc. (a)(b)	141,296	1,179,822
Gentex Corp.	138,583	4,341,805
Gentherm, Inc. (a)	19,893	1,005,392
Hesai Group ADR (a)(b)	10,236	40,432
Kandi Technologies Group, Inc.	49,661	87,900
Luminar Technologies, Inc. Class A (a)(b)	322,972	329,431
Mobileye Global, Inc. Class A (a)(b)	56,571	807,834
Motorcar Parts of America, Inc. (a)	18,333	121,548
Patrick Industries, Inc.	13,359	1,726,250
REE Automotive Ltd. (a)(b)	3,948	14,529
Solid Power, Inc. (a)(b)	19,400	27,742
Strattec Security Corp. (a)	2,491	88,356
Sypris Solutions, Inc. (a)(b)	6,622	10,661
The Goodyear Tire & Rubber Co. (a)	171,634	1,513,812
Visteon Corp. (a)	16,774	1,698,032
Worksport Ltd. (a)(b)	6,758	4,049
XPEL, Inc. (a)	17,345	750,865
		17,580,470
Automobiles - 2.5%
AYRO, Inc. (a)(b)	2,343	1,980
Canoo, Inc. (a)(b)	74,589	113,375
Cenntro, Inc. (b)	33,594	44,344
Ezgo Technologies Ltd. (a)(b)	11,482	16,649
Faraday Future Intelligent Electric, Inc. (a)(b)	6,831	34,326
Gogoro, Inc. (a)(b)	167,445	184,190
Li Auto, Inc. ADR (a)(b)	125,406	2,440,401
Lotus Technology, Inc. ADR (b)	10,052	55,487
Lucid Group, Inc. Class A (a)(b)	1,204,439	4,841,845
Mullen Automotive, Inc. (a)(b)	7,914	1,702
Niu Technologies ADR (a)(b)	58,636	110,236
NWTN, Inc. (a)(b)	129,492	138,556
Phoenix Motor, Inc. (a)(b)	22,064	12,135
Polestar Automotive Holding UK PLC ADR (a)(b)	343,517	419,091
Rivian Automotive, Inc. Class A (a)(b)	553,652	7,823,103
Tesla, Inc. (a)	1,913,367	409,671,008
Thunder Power Holdings, Inc. Class A (a)	24,927	16,053
VinFast Auto PTE Ltd. (b)	1,382,692	4,977,691
Workhorse Group, Inc. (a)(b)	107,384	73,021
Zapp Electric Vehicles Group Ltd. (a)(b)	2,681	10,590
		430,985,783
Broadline Retail - 7.3%
1stDibs.com, Inc. (a)	24,945	122,480
Amazon.com, Inc. (a)	6,238,778	1,113,621,873
Baozun, Inc. sponsored ADR (a)(b)	32,067	73,433
ContextLogic, Inc. Class A (a)	15,747	85,034
D-MARKET Electronic Services & Trading ADR (a)	66,569	181,733
eBay, Inc.	300,090	17,735,319
Etsy, Inc. (a)	70,572	3,887,811
Global-e Online Ltd. (a)	102,611	3,531,871
Groupon, Inc. (a)(b)	24,975	346,403
Hour Loop, Inc. (a)(b)	19,584	25,068
JD.com, Inc. sponsored ADR	286,445	7,734,015
MercadoLibre, Inc. (a)	30,384	62,641,477
Ollie's Bargain Outlet Holdings, Inc. (a)	36,569	3,275,120
Ozon Holdings PLC ADR (a)(b)(c)	32,600	912,800
PDD Holdings, Inc. ADR (a)	400,438	38,486,096
Qurate Retail, Inc.:
Class B (a)	62,712	248,340
Series A (a)	18,381	11,030
Yunji, Inc. ADR (a)(b)	4,241	1,866
		1,252,921,769
Distributors - 0.1%
A-Mark Precious Metals, Inc. (b)	13,443	523,874
Alliance Entertainment Holding Corp. Class A (a)(b)	2,697	3,587
Cheetah Net Supply Chain Service, Inc. (b)	2,393	564
Educational Development Corp. (a)	7,081	14,020
GigaCloud Technology, Inc. Class A (a)(b)	20,832	404,974
J-Long Group Ltd. (b)	17,699	8,842
Kaival Brands Innovations Group, Inc. (a)(b)	1,483	986
LKQ Corp.	159,302	6,625,370
Pool Corp.	24,417	8,585,506
Weyco Group, Inc.	6,799	226,951
		16,394,674
Diversified Consumer Services - 0.1%
17 Education & Technology Group, Inc. ADR (a)(b)	4,817	9,441
Afya Ltd. Class A (a)	26,707	435,324
American Public Education, Inc. (a)	13,251	221,557
Amesite, Inc. (a)	1,845	4,170
ATA Creativity Global ADR (a)	4,528	2,653
China Liberal Education Holdings Ltd. (a)(b)	3,219	883
Color Star Technology Co. Ltd. (a)(b)	1,380	855
Duolingo, Inc. Class A (a)	22,194	4,717,779
E-Home Household Service Holdings Ltd. (a)(b)	1,668	152
EpicQuest Education Group International Ltd. (a)(b)	1,797	1,492
European Wax Center, Inc. Class A (a)(b)	49,540	341,826
Frontdoor, Inc. (a)	44,784	2,153,215
Golden Sun Health Technology G (a)(b)	620	3,980
Grand Canyon Education, Inc. (a)	17,646	2,558,846
Laureate Education, Inc.	97,116	1,497,529
Lincoln Educational Services Corp. (a)	24,123	300,331
OneSpaWorld Holdings Ltd.	67,961	1,078,541
Perdoceo Education Corp. (b)	40,804	915,642
QuantaSing Group Ltd. ADR (a)	9,438	16,611
Regis Corp. (a)	1,245	26,145
Skillful Craftsman Education Technology Ltd. (a)(b)	6,452	7,291
Strategic Education, Inc.	14,254	1,375,511
SunCar Technology Group, Inc. Class A (a)(b)	24,434	254,358
Tctm Kids It Education, Inc. ADR (a)	8,570	9,513
Udemy, Inc. (a)	30,080	254,778
Vasta Platform Ltd. (a)(b)	9,735	21,417
Visionary Education Technology Holdings Group, Inc. (a)(b)	1,472	3,091
Wag! Group Co. (a)(b)	17,044	14,104
Wah Fu Education Group Ltd. (a)	9,305	17,028
WW International, Inc. (a)(b)	160,452	125,473
Xwell, Inc. (a)(b)	6,090	11,571
Zhongchao, Inc. (a)(b)	592	829
		16,381,936
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	264,385	31,015,004
Allied Esports Entertainment, Inc. (a)	25,578	32,484
Atour Lifestyle Holdings Ltd. ADR (b)	42,372	805,915
BJ's Restaurants, Inc. (a)(b)	13,822	423,368
Bloomin' Brands, Inc.	50,630	886,025
Booking Holdings, Inc.	20,330	79,474,646
Bragg Gaming Group, Inc. (a)(b)	11,254	57,733
BurgerFi International, Inc. (a)(b)	206,840	31,895
Caesars Entertainment, Inc. (a)	140,926	5,304,455
Canterbury Park Holding Co.	422	8,440
Century Casinos, Inc. (a)	16,194	39,837
Churchill Downs, Inc.	44,230	6,146,643
Chuy's Holdings, Inc. (a)	9,648	358,906
Codere Online Luxembourg SA (a)(b)	10,877	82,556
Cracker Barrel Old Country Store, Inc. (b)	5,681	224,854
Dave & Buster's Entertainment, Inc. (a)	25,282	792,338
Denny's Corp. (a)	38,087	249,089
Doordash, Inc. (a)	228,291	29,383,335
Draftkings Holdings, Inc. Class A (a)	285,227	9,840,332
El Pollo Loco Holdings, Inc. (a)	18,467	255,953
Empire Resorts, Inc. (c)	17,333	0
Expedia Group, Inc. Class A (a)	75,766	10,538,293
FAT Brands, Inc.:
Class A	1,147	5,838
Class B	10,930	54,322
First Watch Restaurant Group, Inc. (a)(b)	40,624	670,702
Full House Resorts, Inc. (a)(b)	18,076	92,368
GAN Ltd. (a)	24,509	42,401
GEN Restaurant Group, Inc. (a)	2,798	25,518
Golden Entertainment, Inc.	16,184	524,200
Golden Heaven Group Holdings Ltd. (a)(b)	24,617	2,905
Good Times Restaurants, Inc. (a)	9,092	29,549
H World Group Ltd. ADR (b)	94,612	2,879,989
Hall of Fame Resort & Entertainment Co. (a)(b)	2,602	5,646
Inspired Entertainment, Inc. (a)	15,862	143,234
Jack in the Box, Inc. (b)	11,357	560,582
Krispy Kreme, Inc. (b)	126,324	1,423,671
Kura Sushi U.S.A., Inc. Class A (a)(b)	5,992	395,412
Light & Wonder, Inc. Class A (a)	54,049	5,935,661
Lindblad Expeditions Holdings (a)	30,730	304,842
Lottery.Com, Inc. (a)(b)	1,219	968
MakeMyTrip Ltd. (a)	41,900	4,029,523
Marriott International, Inc. Class A	171,007	40,133,633
Melco Crown Entertainment Ltd. sponsored ADR (a)	86,457	438,337
Monarch Casino & Resort, Inc.	10,696	812,040
Mondee Holdings, Inc. Class A (a)(b)	57,110	114,220
Nathan's Famous, Inc.	3,678	286,259
Noodles & Co. Class A (a)	27,889	44,065
Papa John's International, Inc. (b)	14,872	704,487
Penn Entertainment, Inc. (a)	90,719	1,689,188
Playa Hotels & Resorts NV (a)	85,290	672,085
Portillo's, Inc. Class A (a)(b)	21,777	268,075
Potbelly Corp. (a)	17,412	138,948
Rave Restaurant Group, Inc. (a)	5,714	10,457
RCI Hospitality Holdings, Inc.	5,507	251,064
Red Robin Gourmet Burgers, Inc. (a)(b)	32,978	115,423
Red Rock Resorts, Inc.	36,424	2,122,791
Sabre Corp. (a)	226,594	691,112
Serve Robotics, Inc. (b)	23,259	197,585
SharpLink Gaming, Inc. (b)	2,080	1,456
Sonder Holdings, Inc. (a)(b)	4,277	29,084
Sportradar Holding AG (a)	103,669	1,205,670
Starbucks Corp.	678,724	64,186,929
Target Hospitality Corp. (a)	61,089	591,952
Texas Roadhouse, Inc.	39,701	6,699,544
TH International Ltd. (a)(b)	97,545	58,537
The Cheesecake Factory, Inc. (b)	31,925	1,254,972
The ONE Group Hospitality, Inc. (a)(b)	17,098	65,827
Trip.com Group Ltd. ADR (a)	188,276	8,875,331
Tuniu Corp. Class A sponsored ADR (a)	24,726	19,986
Vacasa, Inc. Class A (a)(b)	9,330	31,256
Wendy's Co. (b)	121,041	2,048,014
Wingstop, Inc.	17,551	6,776,617
Wynn Resorts Ltd.	61,861	4,755,874
Yatra Online, Inc. (a)	21,566	34,074
		338,404,324
Household Durables - 0.0%
Aterian, Inc. (a)(b)	2,449	7,323
Bassett Furniture Industries, Inc.	4,416	62,531
Cavco Industries, Inc. (a)	5,066	2,093,879
Cricut, Inc. (b)	10,321	59,655
Dixie Group, Inc. (a)	9,905	7,528
Fenbo Holdings Ltd. (b)	3,296	20,501
Flexsteel Industries, Inc.	3,070	127,037
Helen of Troy Ltd. (a)	12,265	654,706
Hooker Furnishings Corp.	6,220	98,525
iRobot Corp. (a)	9,249	67,703
Koss Corp. (a)	4,327	35,092
Landsea Homes Corp. Class A (a)	27,139	323,225
Legacy Housing Corp. (a)(b)	15,043	405,559
LGI Homes, Inc. (a)	17,497	1,887,576
Lifetime Brands, Inc.	13,509	96,589
Live Ventures, Inc. (a)	1,687	31,699
Lovesac (a)	8,426	195,820
Newell Brands, Inc.	201,217	1,426,629
Nova LifeStyle, Inc. (a)(b)	1,384	2,007
Purple Innovation, Inc. Class A (a)	39,685	47,622
Singing Machine Co., Inc. (a)	2,438	1,887
Sonos, Inc. (a)	64,878	793,458
Star Equity Holdings, Inc. (a)(b)	2,201	8,958
United Homes Group, Inc. (a)(b)	18,331	111,636
Universal Electronics, Inc. (a)	5,092	47,457
Viomi Technology Co. Ltd. ADR Class A (a)(b)	21,467	32,630
VOXX International Corp. (a)(b)	13,480	74,005
ZAGG, Inc. rights (a)(c)	14,972	0
		8,721,237
Leisure Products - 0.1%
American Outdoor Brands, Inc. (a)	7,566	69,759
AMMO, Inc. (a)	20,207	32,129
BRP, Inc. (b)	20,673	1,496,312
Clarus Corp.	20,633	88,928
Escalade, Inc. (b)	7,721	107,940
Funko, Inc. (a)	29,530	309,179
Hasbro, Inc.	83,968	5,723,259
Interactive Strength, Inc. (a)(b)	112	53
JAKKS Pacific, Inc. (a)	6,809	167,774
Johnson Outdoors, Inc. Class A	5,547	199,415
Latham Group, Inc. (a)	75,745	473,406
Malibu Boats, Inc. Class A (a)	19,868	722,599
MasterCraft Boat Holdings, Inc. (a)	12,347	228,790
Mattel, Inc. (a)	203,533	3,863,056
Peloton Interactive, Inc. Class A (a)(b)	271,048	1,263,084
Smith & Wesson Brands, Inc.	28,528	420,503
SRM Entertainment, Inc. (b)	4,687	3,670
Vision Marine Technologies, Inc. (a)(b)	396	998
		15,170,854
Specialty Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)(b)	21,092	169,369
Academy Sports & Outdoors, Inc.	44,577	2,473,132
America's Car Mart, Inc. (a)	8,525	516,018
Arhaus, Inc. Class A, (b)	33,484	412,188
Arko Corp. (b)	74,889	468,805
Big 5 Sporting Goods Corp.	11,818	22,218
Brilliant Earth Group, Inc. Class A (a)	5,550	10,656
CarParts.com, Inc. (a)	15,945	12,815
Citi Trends, Inc. (a)(b)	5,929	84,785
Destination XL Group, Inc. (a)(b)	32,101	88,278
Duluth Holdings, Inc. (a)	20,657	83,867
EVgo, Inc. Class A (a)(b)	24,020	108,811
Fitell Corp. (b)	12,386	184,675
Five Below, Inc. (a)	30,339	2,288,471
GrowGeneration Corp. (a)	43,987	85,775
Jiuzi Holdings, Inc. (a)(b)	2,277	2,436
Jowell Global Ltd. (a)(b)	914	1,325
Kaixin Holdings (a)(b)	6,044	412
Kidpik Corp. (a)(b)	588	1,341
Kirkland's, Inc. (a)(b)	7,395	10,760
Lands' End, Inc. (a)(b)	21,391	331,347
Lazydays Holdings, Inc. (a)(b)	6,139	10,498
Leslie's, Inc. (a)	1,312	3,962
Lulu's Fashion Lounge Holdings, Inc. (a)(b)	23,329	33,127
Monro, Inc. (b)	17,865	483,963
NaaS Technology, Inc. ADR (a)(b)	1,436	6,175
National Vision Holdings, Inc. (a)	66,217	699,252
Newegg Commerce, Inc. (a)(b)	225,452	184,172
Nxu, Inc. (a)(b)	3,491	1,053
O'Reilly Automotive, Inc. (a)	35,290	39,876,641
OneWater Marine, Inc. Class A (a)(b)	15,474	371,840
Rent the Runway, Inc. Class A (a)(b)	1,998	26,613
Ross Stores, Inc.	200,608	30,213,571
RumbleON, Inc. Class B (a)(b)	15,775	70,514
Shoe Carnival, Inc. (b)	16,794	679,149
Sleep Number Corp. (a)	13,605	206,932
Smart Share Global Ltd. ADR	22,395	13,907
Sportsman's Warehouse Holdings, Inc. (a)	25,040	52,584
Stitch Fix, Inc. (a)	47,427	179,274
The Children's Place, Inc. (a)(b)	969	5,523
The ODP Corp. (a)	22,689	699,956
The RealReal, Inc. (a)(b)	73,940	195,202
thredUP, Inc. Class A (a)	50,406	46,071
Tile Shop Holdings, Inc. (a)	26,904	169,495
Tractor Supply Co.	64,376	17,223,799
U Power Class A Ordinary Limit (a)(b)	1,591	10,294
Ulta Beauty, Inc. (a)	28,469	10,045,002
Upbound Group, Inc.	33,489	1,115,184
Urban Outfitters, Inc. (a)	55,296	2,008,351
Uxin Ltd. ADR (a)(b)	2,446	3,351
Vroom, Inc. (a)(b)	1,666	12,745
Winmark Corp.	2,026	730,576
Xcel Brands, Inc. (a)	4,288	3,015
Zumiez, Inc. (a)	11,506	319,176
		113,058,451
Textiles, Apparel & Luxury Goods - 0.2%
Allbirds, Inc. Class A (a)(b)	923	652
Charles & Colvard Ltd. (a)	2,201	3,324
Columbia Sportswear Co. (b)	35,310	2,850,576
Crocs, Inc. (a)	36,073	5,272,790
Crown Crafts, Inc.	9,628	45,926
Dogness (International) Corp. (a)(b)	1,025	24,754
Fossil Group, Inc. (a)	11,616	13,126
G-III Apparel Group Ltd. (a)	27,453	726,681
Lakeland Industries, Inc.	4,914	118,427
lululemon athletica, Inc. (a)	72,203	18,734,512
MGO Global, Inc. (a)(b)	490	1,475
PLBY Group, Inc. (a)(b)	16,799	8,987
Rocky Brands, Inc.	4,879	157,299
Steven Madden Ltd. (b)	43,671	1,969,562
Superior Group of Companies, Inc. (b)	10,737	155,472
Vera Bradley, Inc. (a)(b)	17,686	103,109
		30,186,672
TOTAL CONSUMER DISCRETIONARY		2,239,806,170
CONSUMER STAPLES - 3.8%
Beverages - 1.4%
Celsius Holdings, Inc. (a)(b)	139,787	5,316,100
Coca-Cola Consolidated, Inc.	5,035	6,758,984
Coca-Cola Europacific Partners PLC	274,980	22,133,140
Eastside Distilling, Inc. (a)(b)	308	247
Keurig Dr. Pepper, Inc.	812,172	29,733,617
MGP Ingredients, Inc. (b)	16,497	1,477,966
Monster Beverage Corp. (a)	622,712	29,348,417
National Beverage Corp.	56,122	2,534,470
PepsiCo, Inc.	824,394	142,521,235
The Vita Coco Co., Inc. (a)	35,447	925,876
Willamette Valley Vineyards, Inc. (a)	1,065	3,951
		240,754,003
Consumer Staples Distribution & Retail - 1.6%
111, Inc. ADR (a)	33,100	24,527
Andersons, Inc.	20,649	1,052,480
Casey's General Stores, Inc.	22,122	8,015,022
Chanson International Holding (a)	5,808	9,525
Chefs' Warehouse Holdings (a)	23,549	1,008,604
China Jo-Jo Drugstores Holdings, Inc. (a)(b)	197	323
Costco Wholesale Corp.	265,872	237,258,855
Dada Nexus Ltd. ADR (a)	10,974	11,962
Davis Commodities Ltd. (b)	11,987	14,384
Dollar Tree, Inc. (a)	131,605	11,119,306
G Willi-Food International Ltd.	5,646	59,735
Grocery Outlet Holding Corp. (a)	59,153	1,120,358
HF Foods Group, Inc. (a)(b)	38,952	138,280
Ingles Markets, Inc. Class A	8,837	653,938
Maison Solutions, Inc. (b)	9,145	8,411
Mangoceuticals, Inc. (a)(b)	6,771	1,624
Maplebear, Inc. (NASDAQ)	161,510	5,796,594
Meiwu Technology Co. Ltd. (a)(b)	1,200	988
PriceSmart, Inc.	18,216	1,631,789
SpartanNash Co.	22,023	486,488
Sprouts Farmers Market LLC (a)	60,225	6,266,411
Village Super Market, Inc. Class A	6,605	212,351
Walgreens Boots Alliance, Inc.	555,443	5,137,848
Webuy Global Ltd. (b)	14,334	1,777
		280,031,580
Food Products - 0.7%
African Agriculture Holdings, Inc. Class A, (a)(b)	17,271	2,301
Alico, Inc.	5,485	160,711
Arcadia Biosciences, Inc. (a)	93	291
Australian Oilseeds Holdings Ltd. (b)	1,443	1,199
Barfresh Food Group, Inc. (a)	7,835	28,206
Beyond Meat, Inc. (a)(b)	10,851	65,974
Blue Star Foods Corp. (a)(b)	1,250	1,350
Borealis Foods, Inc. (a)(b)	8,028	70,606
Bridgford Foods Corp. (a)(b)	3,580	47,793
Cal-Maine Foods, Inc.	27,325	1,968,493
Calavo Growers, Inc.	6,988	160,864
Campbell Soup Co.	178,946	8,897,195
Cresud S.A.C.I.F. y A. sponsored ADR (b)	33,826	270,946
Farmer Brothers Co. (a)	13,797	38,908
Farmmi, Inc. (a)	521	110
Forafric Global PLC (a)(b)	13,722	154,921
Freshpet, Inc. (a)	28,879	3,927,544
J&J Snack Foods Corp. (b)	12,261	2,086,700
John B. Sanfilippo & Son, Inc.	5,270	499,965
Lancaster Colony Corp.	16,299	2,783,217
Lifeway Foods, Inc. (a)	9,959	191,014
Limoneira Co. (b)	11,551	289,699
Mama's Creations, Inc. (a)	29,732	238,153
Mission Produce, Inc. (a)(b)	40,005	428,854
Mondelez International, Inc.	803,747	57,717,072
Moolec Science SA (a)(b)	13,651	12,013
Oatly Group AB ADR (a)(b)	16,753	14,617
Origin Agritech Ltd. (a)(b)	9,462	25,074
Pilgrim's Pride Corp. (a)	141,814	6,605,696
Pingtan Marine Enterprise Ltd. (a)(b)(c)	62,069	18,621
Rocky Mountain Chocolate Factory, Inc. (a)	1,651	3,021
S&W Seed Co. (a)	18,677	5,157
Sadot Group, Inc. (a)(b)	71,998	27,215
Seneca Foods Corp. Class A (a)	5,580	336,307
Sow Good, Inc. (a)(b)	4,229	49,564
Steakholder Foods Ltd. ADR (a)(b)	394	1,099
Stryve Foods, Inc. (a)(b)	1,010	1,505
SunOpta, Inc. (a)	69,033	396,940
TDH Holdings, Inc. (a)(b)	1,828	2,194
The Hain Celestial Group, Inc. (a)	88,933	711,464
The Kraft Heinz Co.	711,447	25,206,567
The Real Good Food Co., Inc. Class A (a)	11,513	5,411
The Simply Good Foods Co. (a)	63,875	2,017,811
Village Farms International, Inc. (a)(b)	72,335	74,505
Vital Farms, Inc. (a)	25,866	813,486
Westrock Coffee Holdings (a)(b)	52,127	416,755
YanGuFang International Co. Ltd. (a)(c)	7,874	15
		116,777,123
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.)	40,483	1,384,519
Reynolds Consumer Products, Inc.	127,037	4,001,666
WD-40 Co. (b)	7,954	2,090,629
		7,476,814
Personal Care Products - 0.0%
DSwiss, Inc. (a)(c)	7,648	0
FitLife Brands, Inc. (a)	1,633	54,297
Flora Growth Corp. (a)(b)	4,049	4,170
Guardion Health Sciences, Inc. (b)	527	7,309
Inter Parfums, Inc.	19,027	2,451,439
LifeVantage Corp.	9,383	74,689
Mannatech, Inc. (a)	1,514	11,688
Natural Alternatives International, Inc. (a)	4,379	23,909
Natural Health Trends Corp.	3,553	24,231
Nature's Sunshine Products, Inc. (a)	13,052	180,118
Oddity Tech Ltd. (a)(b)	26,863	988,558
Olaplex Holdings, Inc. (a)(b)	471,705	985,863
Paranovus Entertainment Techno (a)	306	268
Safety Shot, Inc. (a)(b)	31,077	28,703
Shineco, Inc. (a)(b)	5,075	2,822
The Beauty Health Co. Class A, (a)	19,108	34,203
The Honest Co., Inc. (a)	75,238	351,361
United-Guardian, Inc.	2,521	35,949
Upexi, Inc. (a)(b)	13,258	2,652
Veru, Inc. (a)	86,906	71,124
Waldencast PLC (a)(b)	66,276	212,083
		5,545,436
Tobacco - 0.0%
22nd Century Group, Inc. (a)(b)	3,393	1,083
Ispire Technology, Inc. (a)(b)	34,202	247,622
		248,705
TOTAL CONSUMER STAPLES		650,833,661
ENERGY - 0.6%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	598,288	21,041,789
Championx Corp.	114,766	3,572,666
DMC Global, Inc. (a)	18,485	228,659
Drilling Tools International Corp. (a)(b)	17,643	72,513
Energy Services of America Corp.	9,007	86,467
ENGlobal Corp. (a)	4,379	6,350
Geospace Technologies Corp. (a)(b)	14,867	153,427
Gulf Island Fabrication, Inc. (a)	18,749	110,619
KLX Energy Services Holdings, Inc. (a)(b)	9,302	68,463
Mammoth Energy Services, Inc. (a)	12,183	46,539
MIND Technology, Inc. (a)	2,872	10,713
NCS Multistage Holdings, Inc. (a)	2,198	46,598
Patterson-UTI Energy, Inc.	274,000	2,523,540
Profire Energy, Inc. (a)	47,414	88,190
ProFrac Holding Corp. Class A (a)(b)	95,567	654,634
Recon Technology Ltd. (a)(b)	840	2,596
Smart Sand, Inc. (a)	22,511	49,299
Weatherford International PLC	44,426	4,662,064
		33,425,126
Oil, Gas & Consumable Fuels - 0.4%
Aemetis, Inc. (a)(b)	15,136	37,235
Alliance Resource Partners LP	79,369	1,898,506
American Carbon Corp. (c)	21,713	0
American Resources Corp. (a)(b)	86,855	44,635
Amplify Energy Corp. warrants 5/4/22 (a)(c)	717	0
APA Corp.	221,254	6,303,526
Berry Corp.	49,459	306,151
Brooge Energy Ltd. (a)(b)	37,918	40,951
Calumet, Inc. (b)	49,250	889,455
CBL International Ltd. (a)(b)	13,001	9,795
Chesapeake Energy Corp.	77,818	5,796,663
Chord Energy Corp.	37,080	5,503,784
Clean Energy Fuels Corp. (a)	204,735	632,631
Clean Energy Technologies, Inc. (a)	14,924	16,566
Diamondback Energy, Inc.	106,794	20,836,577
Dorchester Minerals LP	24,834	754,954
enCore Energy Corp. (a)(b)	97,725	355,719
Epsilon Energy Ltd.	10,415	56,553
EzFill Holdings, Inc. (a)(b)	1,430	4,233
Gevo, Inc. (a)(b)	4,838	3,822
Golar LNG Ltd.	61,674	2,053,127
Green Plains, Inc. (a)	40,031	567,239
Hallador Energy Co. (a)	23,353	156,699
HighPeak Energy, Inc. (b)	77,223	1,241,746
Imperial Petroleum, Inc. (a)(b)	13,521	59,763
Lightbridge Corp. (a)	12,328	30,697
Marine Petroleum Trust	339	1,387
Martin Midstream Partners LP	23,928	84,466
New Fortress Energy, Inc. Class A (b)	129,727	1,598,237
Nextdecade Corp. (a)(b)	154,487	719,909
OPAL Fuels, Inc. Class A (a)(b)	22,558	80,983
Plains All American Pipeline LP	419,918	7,533,329
Plains GP Holdings LP Class A	115,834	2,224,013
PrimeEnergy Corp. (a)	1,068	143,101
Stabilis Solutions, Inc. (a)(b)	5,194	20,205
StealthGas, Inc. (a)	30,948	184,760
TORM PLC (b)	53,920	1,945,973
U.S. Energy Corp. (a)	15,098	14,343
Uranium Royalty Corp. (a)(b)	65,908	144,339
Verde Clean Fuels, Inc. (a)(b)	3,630	14,556
Vertex Energy, Inc. (a)(b)	30,379	12,571
Viper Energy, Inc. Class A	55,997	2,665,457
		64,988,656
TOTAL ENERGY		98,413,782
FINANCIALS - 3.9%
Banks - 1.2%
1895 Bancorp of Wisconsin, Inc. (a)	3,059	27,409
1st Source Corp.	18,484	1,135,749
ACNB Corp.	4,877	204,932
Amalgamated Financial Corp.	18,900	623,511
Ames National Corp.	6,067	115,152
Arrow Financial Corp.	10,626	323,987
Auburn National Bancorp., Inc.	551	10,243
BancFirst Corp.	19,990	2,126,936
Bancorp, Inc., Delaware (a)	33,109	1,734,912
Bank First National Corp.	6,074	571,199
Bank of Marin Bancorp	11,894	254,413
Bank OZK	67,557	2,928,596
Bank7 Corp.	5,706	228,982
BankFinancial Corp.	14,628	173,634
Bankwell Financial Group, Inc.	4,285	130,607
Banner Corp.	19,924	1,186,873
BayCom Corp.	5,146	118,512
BayFirst Financial Corp.	952	13,138
BCB Bancorp, Inc.	9,394	116,580
Blue Foundry Bancorp (a)	14,520	160,736
Bogota Financial Corp. (a)	8,810	63,080
BOK Financial Corp.	38,267	4,016,122
Bridgewater Bancshares, Inc. (a)	15,578	224,635
Broadway Financial Corp. (a)	2,096	16,034
Brookline Bancorp, Inc., Delaware	50,034	511,848
Burke & Herbert Financial Services Corp. (b)	10,191	675,052
Business First Bancshares, Inc.	14,370	350,915
BV Financial, Inc. (a)	5,414	77,691
C & F Financial Corp.	2,765	160,425
California Bancorp (a)	19,033	285,019
Camden National Corp.	8,189	327,396
Capital Bancorp, Inc.	7,021	179,597
Capital City Bank Group, Inc.	16,349	564,367
Capitol Federal Financial, Inc.	31,178	187,380
Carter Bankshares, Inc. (a)	17,756	307,179
Carver Bancorp, Inc. (a)	7,032	13,572
Cathay General Bancorp	43,472	1,912,333
CB Financial Services, Inc.	591	16,312
Central Plains Bancshares, Inc.	931	10,781
Chemung Financial Corp.	4,115	192,088
ChoiceOne Financial Services, Inc.	3,917	122,015
Citizens & Northern Corp.	9,234	185,973
Citizens Community Bancorp, Inc.	6,202	83,107
Citizens Financial Services, Inc.	2,563	145,835
City Holding Co.	8,728	1,036,363
Civista Bancshares, Inc.	12,037	204,268
CNB Financial Corp., Pennsylvania	11,686	284,087
Coastal Financial Corp. of Washington (a)	8,367	449,057
Colony Bankcorp, Inc.	7,282	109,303
Columbia Banking Systems, Inc.	141,740	3,569,013
Columbia Financial, Inc. (a)	68,056	1,208,675
Commerce Bancshares, Inc.	75,918	4,855,715
Community Trust Bancorp, Inc.	10,088	509,444
Community West Bank	11,062	225,665
ConnectOne Bancorp, Inc.	23,646	591,150
CrossFirst Bankshares, Inc. (a)	29,438	512,221
CVB Financial Corp.	81,227	1,496,201
Dime Community Bancshares, Inc.	22,773	592,326
Eagle Bancorp Montana, Inc.	3,665	54,975
Eagle Bancorp, Inc.	36,524	795,127
East West Bancorp, Inc.	83,335	7,005,973
Eastern Bankshares, Inc.	124,622	2,114,835
Enterprise Bancorp, Inc.	7,478	231,743
Enterprise Financial Services Corp.	22,406	1,185,501
Esquire Financial Holdings, Inc.	4,726	290,791
ESSA Bancorp, Inc.	5,359	98,820
Farmers & Merchants Bancorp, Inc.	8,160	224,318
Farmers National Banc Corp.	21,823	339,348
Fidelity D & D Bancorp, Inc.	3,329	179,699
Fifth Third Bancorp	403,164	17,211,071
Financial Institutions, Inc.	9,689	252,108
Finward Bancorp	2,064	56,347
FinWise BanCorp (a)	6,686	87,854
First Bancorp, North Carolina	23,411	994,499
First Bank Hamilton New Jersey	14,532	223,647
First Busey Corp.	42,698	1,154,981
First Business Finance Services, Inc.	4,740	215,054
First Capital, Inc.	2,233	70,674
First Citizens Bancshares, Inc.	8,087	16,422,271
First Community Bankshares, Inc.	10,669	470,716
First Community Corp.	3,875	84,475
First Financial Bancorp, Ohio	55,952	1,481,049
First Financial Bankshares, Inc. (b)	85,596	3,130,246
First Financial Corp., Indiana	8,773	392,153
First Financial Northwest, Inc.	9,975	226,433
First Guaranty Bancshares, Inc.	8,053	83,026
First Hawaiian, Inc.	74,834	1,820,711
First Internet Bancorp	7,813	283,534
First Interstate Bancsystem, Inc. Class A	63,592	1,974,532
First Merchants Corp.	34,779	1,356,381
First Mid-Illinois Bancshares, Inc.	13,536	545,230
First National Corp.	1,226	21,357
First Northwest Bancorp	7,546	87,232
First of Long Island Corp.	15,039	192,048
First Savings Financial Group, Inc.	2,781	66,744
First U.S. Bancshares, Inc.	3,641	39,905
First United Corp.	3,120	90,043
First Western Financial, Inc. (a)	4,408	84,810
FirstSun Capital Bancorp (a)	470	20,088
Five Star Bancorp	10,902	317,793
Flushing Financial Corp.	19,436	283,766
Franklin Financial Services Corp.	2,442	77,534
FS Bancorp, Inc.	6,150	269,555
Fulton Financial Corp.	109,611	2,120,973
FVCBankcorp, Inc. (a)(b)	9,654	119,034
German American Bancorp, Inc. (b)	17,326	694,946
Great Southern Bancorp, Inc.	7,786	463,734
Greene County Bancorp, Inc.	10,452	356,309
Grupo Financiero Galicia SA sponsored ADR Class B, (b)	30,914	1,210,901
Hancock Whitney Corp.	52,924	2,843,607
Hanmi Financial Corp.	18,233	361,196
Hanover Bancorp, Inc.	1,211	21,919
HarborOne Bancorp, Inc.	35,835	473,022
Hawthorn Bancshares, Inc. (b)	3,385	80,394
HBT Financial, Inc.	20,671	463,444
Heartland Financial U.S.A., Inc.	27,909	1,556,206
Heritage Commerce Corp.	34,487	351,078
Heritage Financial Corp., Washington	21,942	501,155
Hingham Institution for Savings (b)	1,454	373,634
HMN Financial, Inc.	3,382	90,841
Home Bancorp, Inc.	7,167	320,078
Home Federal Bancorp, Inc.	813	10,602
HomeStreet, Inc.	11,829	189,264
HomeTrust Bancshares, Inc.	11,346	413,675
Hope Bancorp, Inc.	65,622	839,305
Horizon Bancorp, Inc. Indiana	24,746	396,431
Huntington Bancshares, Inc.	861,361	12,894,574
Independent Bank Corp.	10,908	369,563
Independent Bank Corp.	26,646	1,686,958
Independent Bank Group, Inc.	31,090	1,810,060
Inter & Co., Inc. Class A (b)	199,448	1,465,943
International Bancshares Corp.	38,001	2,400,903
Investar Holding Corp.	8,715	162,273
John Marshall Bankcorp, Inc.	8,444	168,796
Kearny Financial Corp.	72,988	497,048
Lakeland Financial Corp.	15,387	1,048,624
Landmark Bancorp, Inc.	3,217	64,983
LCNB Corp. (b)	12,147	194,352
LINKBANCORP, Inc. (b)	23,604	148,469
Magyar Bancorp, Inc.	3,540	43,825
Mainstreet Bancshares, Inc.	4,185	72,191
Mercantile Bank Corp.	10,866	499,619
Meridian Corp.	4,705	54,813
Metrocity Bankshares, Inc.	14,534	445,467
Mid Penn Bancorp, Inc.	9,100	274,911
Middlefield Banc Corp. (b)	3,775	105,587
Midland States Bancorp, Inc.	11,372	258,940
MidWestOne Financial Group, Inc.	11,723	342,546
MVB Financial Corp.	7,160	150,360
National Bankshares, Inc.	4,034	121,827
NB Bancorp, Inc.	26,845	506,834
NBT Bancorp, Inc.	27,144	1,328,970
Northeast Bank	7,249	514,751
Northeast Community Bancorp, Inc.	6,767	154,558
Northfield Bancorp, Inc.	31,683	383,998
Northrim Bancorp, Inc.	4,878	336,436
Northwest Bancshares, Inc.	73,465	1,017,490
Norwood Financial Corp.	4,828	131,515
Oak Valley Bancorp Oakdale California	5,385	143,618
OceanFirst Financial Corp.	56,137	1,003,168
Old National Bancorp, Indiana	186,827	3,708,516
Old Point Financial Corp.	2,955	57,874
Old Second Bancorp, Inc.	25,984	442,508
OP Bancorp	7,322	94,307
OptimumBank Holdings, Inc. (a)	3,813	17,425
Orange County Bancorp, Inc.	3,212	184,529
Orrstown Financial Services, Inc.	14,017	501,809
Pacific Premier Bancorp, Inc.	55,843	1,435,165
Parke Bancorp, Inc.	6,166	126,403
Pathward Financial, Inc.	15,583	1,072,422
Patriot National Bancorp, Inc. (a)	1,781	3,259
PB Bankshares, Inc. (a)	871	14,014
PCB Bancorp	9,838	189,480
Peapack-Gladstone Financial Corp.	10,114	288,856
Penns Woods Bancorp, Inc.	4,912	110,324
Peoples Bancorp of North Carolina (b)	3,497	101,798
Peoples Bancorp, Inc.	19,874	635,968
Peoples Financial Services Corp.	5,236	249,286
Pinnacle Financial Partners, Inc.	45,326	4,513,110
Pioneer Bancorp, Inc. (a)	14,004	154,044
Plumas Bancorp	3,111	126,898
Ponce Financial Group, Inc. (a)	13,052	148,010
Popular, Inc.	42,293	4,335,033
Preferred Bank, Los Angeles	7,822	648,053
Premier Financial Corp.	24,001	601,465
Primis Financial Corp.	16,511	200,609
Princeton Bancorp, Inc.	4,666	173,762
Provident Bancorp, Inc. (a)	14,544	160,420
QCR Holdings, Inc.	12,729	981,788
RBB Bancorp	9,419	216,260
Red River Bancshares, Inc.	3,963	210,475
Republic Bancorp, Inc., Kentucky Class A	10,388	663,793
Richmond Mutual Bancorp., Inc. (b)	3,557	44,889
Riverview Bancorp, Inc.	15,015	69,369
S&T Bancorp, Inc.	25,745	1,106,263
Sandy Spring Bancorp, Inc. (b)	26,534	830,514
SB Financial Group, Inc.	4,710	76,585
Seacoast Banking Corp., Florida	49,069	1,342,528
Shore Bancshares, Inc.	20,732	294,394
Sierra Bancorp	9,675	291,508
Simmons First National Corp. Class A	79,025	1,692,716
Sound Financial Bancorp, Inc.	1,189	65,871
South Plains Financial, Inc.	9,325	325,536
Southern First Bancshares, Inc. (a)	4,670	151,682
Southern Missouri Bancorp, Inc.	6,368	368,261
Southern States Bancshares, Inc.	5,239	163,562
Southside Bancshares, Inc.	17,065	584,135
SR Bancorp, Inc.	3,490	34,900
Sterling Bancorp, Inc. (a)	28,436	164,644
Stock Yards Bancorp, Inc.	19,200	1,163,520
Summit State Bank	3,743	32,564
Territorial Bancorp, Inc.	4,189	40,759
Texas Capital Bancshares, Inc. (a)	28,495	1,915,434
TFS Financial Corp. (b)	171,062	2,323,022
The First Bancorp, Inc.	6,787	189,289
Third Coast Bancshares, Inc. (a)	9,897	253,462
Timberland Bancorp, Inc./Washington	5,704	178,136
TowneBank	52,911	1,833,366
Trico Bancshares	19,588	890,470
Triumph Bancorp, Inc. (a)	13,714	1,151,702
Trustco Bank Corp., New York	10,680	372,091
Trustmark Corp.	34,590	1,152,193
UMB Financial Corp.	28,273	2,928,800
Union Bankshares, Inc.	2,643	68,718
United Bankshares, Inc., West Virginia	79,759	3,100,232
United Security Bancshares, California	4,657	38,653
Unity Bancorp, Inc.	6,284	213,216
Univest Corp. of Pennsylvania	15,852	451,148
USCB Financial Holdings, Inc.	10,794	161,154
Valley National Bancorp	359,630	3,121,588
Veritex Holdings, Inc.	33,332	839,633
VersaBank	6,472	86,919
Virginia National Bankshares C	2,552	101,365
WaFd, Inc.	46,291	1,697,491
Washington Trust Bancorp, Inc.	8,811	289,001
WesBanco, Inc.	35,638	1,147,900
West Bancorp., Inc.	9,814	195,789
Westamerica Bancorp.	15,600	807,924
Western New England Bancorp, Inc.	19,217	170,647
William Penn Bancorp, Inc.	6,289	75,468
Wintrust Financial Corp.	38,995	4,242,656
WSFS Financial Corp.	37,616	2,059,100
Zions Bancorporation NA	88,340	4,378,130
		213,769,620
Capital Markets - 1.3%
AGM Group Holdings, Inc. Class A, (a)(b)	12,918	14,081
Alti Global, Inc. Class A (a)(b)	42,620	171,332
B. Riley Financial, Inc. (b)	22,339	109,796
Beneficient Class A (a)(b)	1,435	2,153
BGC Group, Inc. Class A	228,103	2,253,658
Capital Southwest Corp.	11,251	284,988
Carlyle Group LP	214,461	8,606,320
CME Group, Inc.	215,992	46,598,114
Coinbase Global, Inc. Class A (a)	119,639	21,937,007
Coliseum Acquisition Corp. Class A (a)	937	10,307
Compass Digital Acquisition Corp. (a)(b)	7,734	83,373
Crescent Capital BDC, Inc. (b)	12,883	236,790
Diamond Hill Investment Group, Inc.	1,539	243,208
Dominari Holdings, Inc. (a)	4,540	7,446
Freedom Holding Corp. (a)(b)	36,470	3,298,347
Futu Holdings Ltd. ADR (a)	57,493	3,654,255
Garden Stage Ltd. (b)	8,800	68,288
GCM Grosvenor, Inc. Class A (b)	27,897	303,798
Great Elm Group, Inc. (a)	7,056	12,701
Hamilton Lane, Inc. Class A	24,599	3,759,711
Hennessy Advisors, Inc.	4,729	45,871
Heritage Global, Inc. (a)	28,350	48,762
Highest Performances Holdings, Inc. ADR (a)(b)	12,308	23,262
Horizon Technology Finance Corp.	7,992	88,312
Inflection Point Acquisition Corp. II Class A (a)	24,962	267,593
Interactive Brokers Group, Inc.	64,151	8,268,422
Investcorp Credit Management BDC, Inc.	16,938	54,710
Logan Ridge Finance Corp. (b)	3,628	78,383
LPL Financial	44,827	10,056,489
Magic Empire Global Ltd.	8,293	3,798
Marex Group PLC	42,299	1,043,516
MarketAxess Holdings, Inc.	22,565	5,469,530
MarketWise, Inc. Class A	23,374	18,489
MDB Capital Holdings LLC	951	7,637
Morningstar, Inc.	25,581	8,026,550
NASDAQ, Inc.	344,831	24,855,418
New Mountain Finance Corp.	53,270	655,754
Northern Trust Corp.	122,443	11,168,026
Open Lending Corp. (a)	46,210	266,170
Patria Investments Ltd.	12,096	139,346
Perception Capital Corp. III Class A (a)	6,212	66,903
Perella Weinberg Partners Class A	35,830	700,477
PhenixFIN Corp. (b)	762	35,692
Prestige Wealth, Inc. (a)(b)	4,836	5,126
Robinhood Markets, Inc. (a)	453,087	9,116,110
Runway Growth Finance Corp.	18,253	193,299
Santech Holdings Ltd. ADR (a)(b)	6,913	3,598
SEI Investments Co.	76,922	5,202,235
Siebert Financial Corp. (a)	14,080	24,922
Silvercrest Asset Management Group Class A	8,360	135,432
Solowin Holdings (b)	7,878	19,774
StepStone Group, Inc. Class A	40,634	2,222,680
StoneX Group, Inc. (a)	20,330	1,684,544
T. Rowe Price Group, Inc.	132,430	14,042,877
Top Financial Group Ltd. (a)	22,649	47,563
Top KingWin Ltd. (A Shares) (a)(b)	2,225	504
TPG, Inc. Class A	53,464	2,697,259
Tradeweb Markets, Inc. Class A	69,894	8,264,267
Trinity Capital, Inc.	14,443	202,780
U.S. Global Investors, Inc. Class A	8,407	21,606
Up Fintech Holdings Ltd. ADR (a)	78,667	286,348
Value Line, Inc.	5,984	248,097
Victory Capital Holdings, Inc.	38,183	2,083,646
Vinci Partners Investments Ltd. (b)	27,294	274,578
Virtu Financial, Inc. Class A	56,446	1,733,457
XP, Inc. Class A	230,395	4,241,572
		215,797,057
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	8,513	300,935
Consumer Portfolio Services, Inc. (a)(b)	11,397	94,025
Credit Acceptance Corp. (a)	7,293	3,402,403
Encore Capital Group, Inc. (a)(b)	19,769	990,032
EZCORP, Inc. (non-vtg.) Class A (a)(b)	28,924	353,451
FirstCash Holdings, Inc.	27,992	3,361,559
Jiayin Group, Inc. ADR	8,973	47,736
Kaspi.KZ JSC ADR (b)	118,328	15,492,685
Katapult Holdings, Inc. (a)	2,448	31,946
LendingTree, Inc. (a)	8,970	519,632
LexinFintech Holdings Ltd. ADR	51,242	88,649
Medallion Financial Corp. (b)	11,337	91,603
Metalpha Technology Holding Ltd. (a)	6,036	6,760
Mogo, Inc. (a)(b)	7,509	9,311
Navient Corp.	72,155	1,221,584
NerdWallet, Inc. (a)	28,927	374,026
Nicholas Financial, Inc. (a)(b)	5,880	33,281
Oportun Financial Corp. (a)	20,497	60,876
Pintec Technology Holdings Ltd. ADR (a)(b)	4,579	4,671
PRA Group, Inc. (a)	31,326	730,522
Qifu Technology, Inc. ADR	84,803	2,246,431
Senmiao Technology Ltd. (a)(b)	1,673	1,991
SLM Corp.	130,210	2,872,433
SoFi Technologies, Inc. Class A (a)(b)	552,194	4,412,030
Upstart Holdings, Inc. (a)(b)	61,437	2,611,073
World Acceptance Corp. (a)(b)	3,798	447,594
		39,807,239
Financial Services - 0.6%
26 Capital Acquisition Corp. Class A (a)(c)	12,701	0
A SPAC II Acquisition Corp. Class A, (a)	2,317	25,858
Acacia Research Corp. (a)	57,821	278,119
Acri Capital Acquisition Corp. Class A, (a)(b)	1,136	12,246
Affirm Holdings, Inc. Class A, (a)	144,610	6,364,286
Agba Group Holding Ltd. (a)(b)	56,866	144,440
Agriculture & Natural Solutions Acquistion Corp. Class A,	23,381	241,760
AI Transportation Acquisition Corp. (a)	1,515	15,832
Aimei Health Technology Co. Ltd.	3,723	38,794
Alchemy Investments Acquisition Corp. 1 Class A, (a)	6,412	69,506
Alerus Financial Corp.	9,517	213,657
Alpha Star Acquisition Corp. (a)	6,221	73,097
AlphaVest Acquisition Corp. (a)	5,722	63,571
AltEnergy Acquisition Corp. Class A (a)	5,588	63,033
Anew Medical, Inc. (a)(b)	3,048	2,837
AppTech Payments Corp. (a)(b)	8,070	6,294
APx Acquisition Corp. I Class A, (a)	932	10,821
Arogo Capital Acquisition Corp. Class A (a)	393	4,307
Atlantic Coastal Acquisition Corp. II Class A, (a)	20,710	229,881
AvidXchange Holdings, Inc. (a)	120,556	972,887
Bannix Acquisition Corp. (a)	2,408	26,801
Bellevue Life Sciences Acquisition Corp. (a)	4,318	46,721
Better Home & Finance Holding Class A (a)(b)	4,759	74,907
Bleuacacia Ltd. Class A (a)	49,905	539,473
Blockchain Coinvestors Acquisition Corp. I Class A (a)	6,132	68,862
Blue Ocean Acquisition Corp. Class A (a)	3,343	37,976
Bowen Acquisition Corp. (a)	4,171	44,463
Broad Capital Acquisition Corp. (a)	1,083	12,140
Bukit Jalil Global Acquisition 1 Ltd.	5,010	54,158
Burtech Acquisition Corp. (a)	1,508	16,950
byNordic Acquisition Corp. (a)	2,469	28,097
Cactus Acquisition Corp. 1 Ltd. (a)	3,647	41,612
Cantaloupe, Inc. (a)	40,019	276,931
Cartesian Growth Corp. II (a)	11,687	133,349
Cartica Acquisition Corp. Class A (a)	1,728	19,820
Cass Information Systems, Inc.	9,021	391,872
CF Acquisition Corp. VII Class A (a)	8,750	96,863
CH Auto, Inc. (b)(c)	2,322	33,657
Chain Bridge I Class A (a)	10,302	115,794
Chenghe Acquisition I Co. (a)	1,962	22,524
Clean Energy Special Situations Corp. rights (a)(c)	13,177	0
ClimateRock Class A (a)	1,009	11,725
Corner Growth Acquisition Corp. (a)(c)	54,398	603,818
Corner Growth Acquisition Corp. 2 Class A (a)(c)	6,085	69,978
CSLM Acquisition Corp. (a)(b)	947	10,654
Denali Capital Acquisition Corp. Class A (a)	3,067	34,994
DigiAsia Corp. (a)(b)	6,965	9,055
Distoken Acquisition Corp. (a)	1,718	18,537
Dlocal Ltd. (a)(b)	35,436	316,089
DP Cap Acquisition Corp. I Class A (a)	13,096	149,032
Embrace Change Acquisition Corp. (a)	1,562	17,994
Enact Holdings, Inc.	94,039	3,343,086
ESH Acquisition Corp. Class A, (a)	2,098	21,987
Euronet Worldwide, Inc. (a)	27,816	3,001,625
Evergreen Corp. (a)	3,280	38,114
ExcelFin Acquisition Corp. Class A (a)	5,852	64,255
Finnovate Acquisition Corp. Class A (a)	9,027	103,449
FlexShopper, Inc. (a)(b)	15,072	16,579
Flywire Corp. (a)	91,940	1,665,033
Focus Impact Acquisition Corp. Class A (a)	6,082	68,118
Focus Impact BH3 Acquisition Co. (a)	4,180	44,559
Four Leaf Acquisition Corp. (a)	957	10,527
FTAC Emerald Acquisition Corp. (a)	9,960	108,365
Future FinTech Group, Inc. (a)(b)	9,290	3,279
Future Health ESG Corp. (a)(c)	2,679	29,362
Future Health ESG Corp. warrants 12/31/28 (a)(c)	3,358	0
FutureTech II Acquisition Corp. Class A (a)	943	10,288
Global Blockchain Acquisition Corp. (a)	4,366	48,157
Global Lights Acquisition Corp. (b)	3,167	33,158
Global Technology Acquisition Corp. I Class A (a)	10,407	119,889
Globalink Investment, Inc. (a)	1,432	16,153
Golden Star Acquisition Corp. (a)	2,216	24,088
Gores Holdings IX, Inc. (a)	14,147	149,605
Healthcare AI Acquisition Corp. (a)	11,891	134,130
Helix Acquisition Corp. II	10,869	111,951
Hennessy Capital Investment Corp. VI Class A (a)	10,704	114,105
Horizon Space Acquisition I Corp. (a)	6,292	70,282
i3 Verticals, Inc. Class A (a)	22,726	514,971
Inception Growth Acquisition Ltd. (a)	10,120	114,862
Integral Acquisition Corp. 1 (a)	1,019	11,260
International Money Express, Inc. (a)	23,333	423,494
Investcorp Europe Acquisition Corp. I (a)	3,780	43,319
Investcorp India Acquisition Corp. (a)	5,852	67,005
Iron Horse Acquisition Corp.	4,274	43,338
IX Acquisition Corp. Class A (a)	9,209	105,904
Jack Henry & Associates, Inc.	43,249	7,483,374
Kairous Acquisition Corp. Ltd. (a)(b)	1,520	18,544
Keen Vision Acquisition Corp.	10,534	112,503
Lesaka Technologies, Inc. (a)(b)	33,964	159,291
Liberty Resources Acquisition Corp. Class A (a)(c)	2,495	27,570
Marblegate Acquisition Corp. (a)	13,895	153,123
Marqeta, Inc. Class A (a)	197,807	1,054,311
Mars Acquisition Corp. (a)	2,796	30,644
Merchants Bancorp	29,165	1,337,215
Metal Sky Star Acquisition Corp. (a)	8,579	98,659
Mountain & Co. I Acquisition Corp. (a)	6,677	77,921
Mountain Crest Acquisition Corp. V (a)	17,855	193,191
Mr. Cooper Group, Inc. (a)	38,795	3,639,359
Nabors Energy Transition Corp. II Class A	27,982	297,309
New Providence Acquisition Corp. II Class A (a)	4,950	61,331
Newbury Street Acquisition Corp. (a)	6,961	75,040
Newtekone, Inc. (b)	22,981	287,952
NMI Holdings, Inc. (a)	48,402	1,987,870
Nova Vision Acquisition Corp. (a)	150	1,802
Nuvei Corp. (d)	20,410	678,837
Onyx Acquisition Co. I Class A (a)	10,724	120,859
Patria Latin American Opportunity Acquisition Corp. (a)	14,043	160,792
Payoneer Global, Inc. (a)	238,075	1,768,897
PayPal Holdings, Inc. (a)	632,826	45,835,587
Paysign, Inc. (a)	29,027	137,588
Plum Acquisition Corp. I Class A (a)	5,379	55,511
Plum Acquisition Corp. III (a)	6,454	69,768
Pono Capital Two, Inc. (a)(b)	1,716	17,881
PowerUp Acquisition Corp. Class A (a)	5,288	59,384
Priority Technology Holdings, Inc. (a)	41,678	250,068
Quetta Acquisition Corp.	2,360	24,450
Relativity Acquisition Corp. Class A (a)(c)	3,558	43,692
Remitly Global, Inc. (a)	72,870	994,676
Repay Holdings Corp. (a)	85,642	724,531
RF Acquisition Corp. (a)	2,985	33,372
Roth CH Acquisition V Co. (a)	9,516	105,913
Ryvyl, Inc. (a)(b)	5,794	6,258
Security National Financial Corp. Class A	8,570	76,187
Sezzle, Inc. (b)	3,343	455,417
SHF Holdings, Inc. Class A (a)	12,386	7,822
SK Growth Opportunities Corp. (a)	11,403	128,170
Spark I Acquisition Corp.	2,634	27,525
Spring Valley Acquisition Corp. II Class A (a)	10,991	122,660
StoneCo Ltd. Class A (a)	145,283	1,926,453
Swiftmerge Acquisition Corp. Class A (a)	2,080	22,922
SWK Holdings Corp. (a)(b)	7,169	126,174
Target Global Acquisition I Corp. (a)	8,226	92,625
Technology & Telecommunication Acquisition Corp. (a)	1,761	21,273
The OLB Group, Inc. (a)(b)	198	432
Thunder Bridge Capital Partner IV, Inc. (a)	4,843	50,997
TLGY Acquisition Corp. (a)	992	11,398
TMT Acquisition Corp. Class A (a)	3,391	37,674
Trailblazer Merger Corp. I (a)	2,653	28,812
Usio, Inc. (a)	12,705	19,058
Valuence Merger Corp. I Class A (a)	1,859	21,360
Vision Sensing Acquisition Corp. Class A (a)	3,183	37,018
Waterstone Financial, Inc.	16,746	253,702
Welsbach Technology Metals Acquisition Corp. (a)	1,791	19,755
Western Acquisition Ventures Corp. (a)	1,125	11,678
WinVest Acquisition Corp. (a)	241	2,743
XBP Europe Holdings, Inc. Class A (a)	15,476	18,571
Yotta Acquisition Corp. (a)	5,156	57,386
Zalatoris II Acquisition Corp. Class A (a)(b)(c)	2,046	22,307
		94,615,561
Insurance - 0.6%
Abacus Life, Inc. Class A, (a)	38,223	390,257
American Coastal Insurance Cor (a)	28,042	314,912
Amerisafe, Inc.	10,881	545,356
Arch Capital Group Ltd. (a)	225,094	25,455,880
Atlantic American Corp.	8,809	14,227
Brighthouse Financial, Inc. (a)	38,115	1,749,479
Cheche Group, Inc. (b)	32,459	26,542
Cincinnati Financial Corp.	93,638	12,831,215
Conifer Holdings, Inc. (a)	3,312	2,186
Donegal Group, Inc. Class A (b)	18,229	277,445
eHealth, Inc. (a)	6,288	25,466
Enstar Group Ltd. (a)	8,952	2,918,352
Erie Indemnity Co. Class A	27,730	14,093,218
Fundamental Global, Inc. (a)	3,213	3,342
GoHealth, Inc. (a)	6,021	50,938
Goosehead Insurance Class A (a)(b)	14,855	1,252,871
Greenlight Capital Re, Ltd. (a)	19,761	276,061
Huize Holding Ltd. ADR (a)(b)	8,820	7,573
International General Insurance Holdings Ltd. (b)	27,877	515,167
Investors Title Co.	1,165	262,463
James River Group Holdings Ltd.	10,270	75,998
Kingstone Companies, Inc. (a)	5,340	46,565
Maiden Holdings Ltd. (a)	58,891	104,826
NI Holdings, Inc. (a)	13,483	209,526
Oxbridge Re Holdings Ltd. (a)	5,511	11,298
Palomar Holdings, Inc. (a)	14,768	1,465,281
Principal Financial Group, Inc.	139,808	11,383,167
Root, Inc. (a)(b)	5,889	255,347
Safety Insurance Group, Inc.	8,823	781,277
Selective Insurance Group, Inc.	38,128	3,468,885
Skyward Specialty Insurance Group, Inc. (a)	26,506	1,083,300
The Baldwin Insurance Group, Inc. Class A, (a)	39,348	1,845,028
Tian Ruixiang Holdings Ltd. (a)	61	106
Tiptree, Inc.	21,813	432,552
Trupanion, Inc. (a)(b)	22,410	1,024,809
TWFG, Inc. Class A	9,159	262,589
United Fire Group, Inc.	16,750	342,873
Willis Towers Watson PLC	61,302	17,906,927
Xchange Tec.Inc ADR (a)(b)	1,280	845
		101,714,149
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. (b)	424,469	4,333,828
Manhattan Bridge Capital, Inc.	8,746	45,654
New York Mortgage Trust, Inc.	71,130	474,437
Seven Hills Realty Trust	10,558	146,439
		5,000,358
TOTAL FINANCIALS		670,703,984
HEALTH CARE - 6.9%
Biotechnology - 4.0%
2seventy bio, Inc. (a)(b)	30,227	147,205
4D Molecular Therapeutics, Inc. (a)	29,410	441,444
4D Pharma PLC ADR (a)(b)(c)	2,099	0
89Bio, Inc. (a)	73,363	696,949
Aadi Bioscience, Inc. (a)	9,528	17,246
Abeona Therapeutics, Inc. (a)(b)	43,883	250,133
Abivax SA ADR (b)	15,572	197,920
Absci Corp. (a)(b)	63,546	279,602
ABVC BioPharma, Inc. (a)	4,991	3,414
AC Immune SA (a)(b)	58,296	188,296
ACADIA Pharmaceuticals, Inc. (a)	97,841	1,622,204
Acelyrin, Inc. (a)(b)	23,790	113,716
Achieve Life Sciences, Inc. (a)(b)	18,605	81,676
Achilles Therapeutics PLC ADR (a)	21,590	15,458
Acrivon Therapeutics, Inc. (a)(b)	18,053	171,323
Acumen Pharmaceuticals, Inc. (a)	10,555	28,921
Acurx Pharmaceuticals, Inc. (a)(b)	11,329	24,924
Adagene, Inc. ADR (a)(b)	10,309	28,865
Adamas Pharmaceuticals, Inc.:
rights (a)(c)	26,195	4,453
rights (a)(c)	26,195	1,834
Adaptimmune Therapeutics PLC sponsored ADR (a)	139,801	177,547
Adicet Bio, Inc. (a)	98,666	144,052
Aditxt, Inc. (a)(b)	2,863	1,838
ADMA Biologics, Inc. (a)	133,599	2,312,599
Adverum Biotechnologies, Inc. (a)	11,897	82,565
Affimed NV (a)	7,351	31,095
Agenus, Inc. (a)(b)	765	3,940
Agios Pharmaceuticals, Inc. (a)	33,261	1,527,013
Aileron Therapeutics, Inc. (a)	9,579	24,139
Ainos, Inc. (a)	1,980	1,237
Akari Therapeutics PLC sponsored ADR (a)	1,512	5,564
Akebia Therapeutics, Inc. (a)	131,481	203,796
Akero Therapeutics, Inc. (a)	39,958	1,086,858
Akouos, Inc. (CVR) (a)(c)	22,594	4,067
Alaunos Therapeutics, Inc. (a)(b)	2,008	5,201
Albireo Pharma, Inc. rights (a)(c)	10,788	0
Aldeyra Therapeutics, Inc. (a)(b)	34,897	200,832
Alector, Inc. (a)	86,782	458,209
Aligos Therapeutics, Inc. Class A, (a)(b)	1,578	20,009
Alkermes PLC (a)	99,244	2,823,492
Allakos, Inc. (a)	51,824	36,738
Allogene Therapeutics, Inc. (a)(b)	16,353	43,008
Allovir, Inc. (a)	54,470	42,448
Alnylam Pharmaceuticals, Inc. (a)	76,445	20,081,337
Alterity Therapeutics Ltd. ADR (a)(b)	1,212	1,770
Altimmune, Inc. (a)(b)	48,957	328,012
Alvotech SA (a)(b)	156,816	1,831,611
ALX Oncology Holdings, Inc. (a)(b)	6,147	14,261
Alzamend Neuro, Inc. (a)(b)	1,270	2,985
Amarin Corp. PLC ADR (a)	147,010	91,955
Amgen, Inc.	321,517	107,332,020
Amicus Therapeutics, Inc. (a)	206,520	2,397,697
AnaptysBio, Inc. (a)	16,195	616,868
Anavex Life Sciences Corp. (a)(b)	53,320	320,986
Anika Therapeutics, Inc. (a)	8,889	228,447
Anixa Biosciences, Inc. (a)(b)	24,102	80,501
Annexon, Inc. (a)	48,915	278,816
Apellis Pharmaceuticals, Inc. (a)	72,243	2,810,253
Apogee Therapeutics, Inc. (a)	23,607	1,207,970
Apollomics, Inc. Class A, (a)(b)	57,224	6,873
Applied Therapeutics, Inc. (a)	59,787	379,050
Aprea Therapeutics, Inc. (a)	2,100	7,182
Aptorum Group Ltd. Class A, (a)	2,413	7,142
Aptose Biosciences, Inc. (a)(b)	2,162	882
AquaBounty Technologies, Inc. (a)(b)	1,986	2,006
Arbutus Biopharma Corp. (a)	118,928	460,251
Arcellx, Inc. (a)	31,246	2,147,850
Arcturus Therapeutics Holdings, Inc. (a)	13,326	281,179
Arcutis Biotherapeutics, Inc. (a)(b)	57,639	627,112
Ardelyx, Inc. (a)	137,773	851,437
Argenx SE ADR (a)	19,192	9,928,405
ArriVent Biopharma, Inc. (b)	19,821	529,815
Arrowhead Pharmaceuticals, Inc. (a)	80,986	1,929,896
Ars Pharmaceuticals, Inc. (a)(b)	56,544	733,941
Ascendis Pharma A/S sponsored ADR (a)	34,348	4,755,481
Assembly Biosciences, Inc. (a)	3,123	50,780
Astria Therapeutics, Inc. (a)	32,544	398,013
Atara Biotherapeutics, Inc. (a)	178	1,353
Atossa Therapeutics, Inc. (a)(b)	63,171	86,544
aTyr Pharma, Inc. (a)(b)	35,657	66,679
Aura Biosciences, Inc. (a)	27,087	215,342
Aurinia Pharmaceuticals, Inc. (a)(b)	126,621	862,289
Autolus Therapeutics PLC ADR (a)(b)	86,256	338,986
Avalo Therapeutics, Inc. (a)(b)	758	5,640
Avid Bioservices, Inc. (a)	51,877	546,784
Avidity Biosciences, Inc. (a)	47,547	2,092,068
Avita Medical, Inc. (a)	15,597	145,988
Barinthus Biotherapeutics PLC ADR (a)	11,568	15,270
Beam Therapeutics, Inc. (a)	55,164	1,471,776
BeiGene Ltd. ADR (a)(b)	26,264	5,036,910
Benitec Biopharma, Inc. (a)(b)	2,925	27,056
BeyondSpring, Inc. (a)(b)	24,368	49,711
Bicycle Therapeutics PLC ADR (a)(b)	21,377	459,606
Bio-Path Holdings, Inc. (a)(b)	755	752
bioAffinity Technologies, Inc. (a)(b)	9,407	14,111
BioAtla, Inc. (a)	8,259	14,618
BioCardia, Inc. (a)(b)	2,162	6,594
BioCryst Pharmaceuticals, Inc. (a)	122,007	1,060,241
Biodexa Pharmaceuticals PLC ADR (a)(b)	1,957	1,095
Biogen, Inc. (a)	87,585	17,933,905
BioLine RX Ltd. sponsored ADR (a)(b)	39,993	25,556
BioMarin Pharmaceutical, Inc. (a)	114,657	10,457,865
Biomea Fusion, Inc. (a)(b)	12,724	93,267
BioNTech SE ADR (a)	53,792	4,745,530
Biora Therapeutics, Inc. (a)(b)	17,248	12,020
BioRestorative Therapies, Inc. (a)	3,862	6,334
BioVie, Inc. (a)(b)	4,573	12,713
Black Diamond Therapeutics, Inc. (a)(b)	32,498	198,238
bluebird bio, Inc. (a)(b)	213,092	119,651
Blueprint Medicines Corp. (a)	36,492	3,486,446
Bolt Biotherapeutics, Inc. (a)(b)	25,402	17,273
BrainStorm Cell Therpeutic, Inc. (a)	48,733	15,059
BriaCell Therapeutics Corp. (a)(b)	7,229	5,694
Briapro Therapeutics Corp. (c)	7,229	0
BridgeBio Pharma, Inc. (a)	114,899	3,199,937
Burning Rock Biotech Ltd. ADR (a)(b)	2,560	13,312
C4 Therapeutics, Inc. (a)	28,043	177,232
Cabaletta Bio, Inc. (a)	42,753	240,699
Candel Therapeutics, Inc. (a)(b)	17,428	117,639
Capricor Therapeutics, Inc. (a)(b)	21,871	99,950
Cardiff Oncology, Inc. (a)(b)	26,337	60,838
Cardio Diagnostics Holdings, Inc. (a)	11,944	4,479
CareDx, Inc. (a)	31,860	979,058
Cargo Therapeutics, Inc. (b)	26,922	507,749
Caribou Biosciences, Inc. (a)(b)	123,882	267,585
Carisma Therapeutics, Inc. (a)(b)	25,736	27,538
Carisma Therapeutics, Inc. rights (a)(c)	92,579	1
Carmell Therapeutics Corp. Class A (a)	1,017	649
Cartesian Therapeutics, Inc. (b)	9,125	127,385
Cartesian Therapeutics, Inc. rights (a)(b)(c)	116,771	50,212
CASI Pharmaceuticals Holdings, Inc. (a)(b)	19,363	127,602
Catalyst Pharmaceutical Partners, Inc. (a)	76,325	1,545,581
Celcuity, Inc. (a)	26,897	429,276
Celldex Therapeutics, Inc. (a)	43,106	1,781,571
Cellectar Biosciences, Inc. (a)(b)	16,513	36,329
Cellectis SA sponsored ADR (a)(b)	10,776	25,755
Celularity, Inc. Class A (a)(b)	13,083	39,380
Centessa Pharmaceuticals PLC ADR (a)	33,539	452,777
Century Therapeutics, Inc. (a)(b)	48,515	85,386
CERo Therapeutics Holdings, Inc. (a)(b)	10,588	1,347
Cervomed, Inc. (a)(b)	4,911	91,443
CG Oncology, Inc. (b)	42,047	1,550,693
Checkpoint Therapeutics, Inc. (a)(b)	48,403	113,747
Chimerix, Inc. (a)	65,226	60,797
Chinook Therapeutics, Inc. rights (a)(c)	11,497	0
Cibus, Inc. (a)(b)	13,106	88,728
Cidara Therapeutics, Inc. (a)	3,323	39,510
Citius Oncology, Inc. Class A (a)	2,332	4,128
Clementia Pharmaceuticals, Inc. rights (a)(c)	21,066	0
Clene, Inc. (a)(b)	1,081	5,697
Codiak Biosciences, Inc. (a)(c)	21,826	0
Coeptis Therapeutics Holdings (a)(b)	8,692	1,776
Cogent Biosciences, Inc. (a)	61,772	663,431
Cogent Biosciences, Inc. rights (a)(c)	12,548	0
Coherus BioSciences, Inc. (a)(b)	9,310	12,941
Collplant Biotechnologies Ltd. (a)	5,925	30,869
Compass Pathways PLC ADR (a)(b)	42,169	315,424
Compass Therapeutics, Inc. (a)	76,586	121,006
Compugen Ltd. (a)(b)	50,395	105,830
Concert Pharmaceuticals, Inc. rights (a)(c)	24,247	0
Connect Biopharma Holdings Ltd. ADR (a)	27,961	44,738
Corbus Pharmaceuticals Holdings, Inc. (a)	6,289	384,761
Corvus Pharmaceuticals, Inc. (a)(b)	47,461	212,625
Cosciens Biopharma, Inc. (a)(b)	914	3,592
Cosciens Biopharma, Inc. warrants 5/24/29 (a)	434	1,736
Coya Therapeutics, Inc. (a)	7,996	47,656
Crinetics Pharmaceuticals, Inc. (a)	41,284	2,190,529
CRISPR Therapeutics AG (a)(b)	47,689	2,275,719
Cue Biopharma, Inc. (a)(b)	29,250	21,133
Cullinan Oncology, Inc. (a)	24,800	486,080
CureVac NV (a)(b)	94,395	296,400
Curis, Inc. (a)	3,644	20,133
Cyclacel Pharmaceuticals, Inc. (a)(b)	709	730
Cyclerion Therapeutics, Inc. (a)	2,508	6,797
Cyclo Therapeutics, Inc. (a)(b)	13,730	10,266
Cytokinetics, Inc. (a)(b)	61,442	3,507,109
CytoMed Therapeutics Pte Ltd. (a)(b)	4,854	7,669
CytomX Therapeutics, Inc. (a)	5,487	6,475
Day One Biopharmaceuticals, Inc. (a)	64,909	898,341
DBV Technologies SA sponsored ADR (a)(b)	19,389	16,481
Denali Therapeutics, Inc. (a)	93,144	2,276,439
Dermata Therapeutics, Inc. (a)	66	115
Design Therapeutics, Inc. (a)(b)	20,841	98,995
DiaMedica Therapeutics, Inc. (a)	42,740	167,968
Dianthus Therapeutics, Inc. (a)(b)	14,601	420,947
Dianthus Therapeutics, Inc. rights (a)(c)	44,600	0
Disc Medicine, Inc. (a)	14,409	732,265
Dyadic International, Inc. (a)	48,866	64,992
Dynavax Technologies Corp. (a)	76,001	852,731
Dyne Therapeutics, Inc. (a)	48,356	2,228,728
Eagle Pharmaceuticals, Inc. (a)	2,008	10,321
Edesa Biotech, Inc. (a)	2,825	12,713
Editas Medicine, Inc. (a)(b)	41,990	157,043
Eledon Pharmaceuticals, Inc. (a)	17,218	48,383
Elevation Oncology, Inc. (a)	10,711	8,333
Elicio Therapeutics, Inc. (a)(b)	6,167	23,496
Eliem Therapeutics, Inc. (a)(b)	29,597	206,883
Elutia, Inc. (a)(b)	12,283	50,360
Enanta Pharmaceuticals, Inc. (a)	20,814	268,084
enGene Holdings, Inc. (b)	27,516	192,062
Enlivex Therapeutics Ltd. (a)(b)	10,420	13,546
Entera Bio Ltd. (a)	17,597	29,387
Entrada Therapeutics, Inc. (a)	20,746	367,204
Equillium, Inc. (a)	18,701	20,010
Erasca, Inc. (a)(b)	21,918	63,343
Essa Pharma, Inc. (a)(b)	26,858	150,136
Estrella Immunopharma, Inc. (a)	1,582	1,978
Eterna Therapeutics, Inc. (a)	1,165	2,109
Evaxion Biotech A/S ADR (a)(b)	3,348	11,283
Evogene Ltd. (a)	5,901	19,650
Exact Sciences Corp. (a)	112,277	6,926,368
Exagen, Inc. (a)	8,533	25,428
Exelixis, Inc. (a)	185,425	4,826,613
Exicure, Inc. (a)(b)	408	796
Exscientia Ltd. ADR (a)(b)	28,537	158,666
F-star Therapeutics, Inc.:
rights (a)(c)	1,855	0
rights (a)(c)	1,855	0
Fate Therapeutics, Inc. (a)	42,157	154,716
Fennec Pharmaceuticals, Inc. (a)(b)	19,507	108,654
FibroBiologics, Inc. (b)	21,996	35,634
FibroGen, Inc. (a)	29,549	10,803
Flexion Therapeutics, Inc. rights (a)(c)	69,500	1
Foghorn Therapeutics, Inc. (a)	25,990	215,197
Fortress Biotech, Inc. (a)(b)	8,115	16,473
Fresh2 Group Ltd. sponsored ADR (a)(b)	340	643
G1 Therapeutics, Inc. (a)(b)	27,957	198,774
Gain Therapeutics, Inc. (a)	10,062	10,968
Galapagos NV sponsored ADR (a)	7,819	227,689
Galectin Therapeutics, Inc. (a)(b)	67,748	182,581
Galecto, Inc. (a)	469	5,605
Galmed Pharmaceuticals Ltd. (a)	151	510
Genelux Corp. (a)(b)	19,955	43,302
Generation Bio Co. (a)	32,153	84,884
Genfit ADR (a)(b)	3,215	13,728
Genmab A/S ADR (a)	27,016	751,045
Genprex, Inc. (a)(b)	879	597
GeoVax Labs, Inc. (a)(b)	410	1,898
Geron Corp. (a)	326,453	1,550,652
Gilead Sciences, Inc.	746,522	58,975,238
GlycoMimetics, Inc. (a)(b)	34,225	6,034
Gossamer Bio, Inc. (a)(b)	75,216	66,025
Grail, Inc. (b)	11,517	162,505
Greenwich Lifesciences, Inc. (a)(b)	7,220	101,224
Grifols SA ADR (a)	72,167	674,040
Gritstone Bio, Inc. (a)	7,353	3,506
Gt Biopharma, Inc. (a)(b)	1,022	2,197
Gyre Therapeutics, Inc. (a)(b)	49,719	684,631
Gyre Therapeutics, Inc. rights (a)(c)	25,124	0
Halozyme Therapeutics, Inc. (a)	76,704	4,897,550
HCW Biologics, Inc. (a)	23,272	10,221
Heron Therapeutics, Inc. (a)(b)	87,973	169,788
Hookipa Pharma, Inc. (a)	5,317	27,808
Humacyte, Inc. Class A (a)(b)	62,178	376,177
I-Mab ADR (a)	22,037	24,902
Ideaya Biosciences, Inc. (a)	43,841	1,731,720
IGM Biosciences, Inc. (a)(b)	10,766	109,706
Immatics NV (a)	68,451	759,122
Immix Biopharma, Inc. (a)	13,727	29,376
Immucell Corp. (a)	2,008	7,530
Immunic, Inc. (a)	39,039	58,949
ImmunityBio, Inc. (a)(b)	399,522	1,578,112
Immunocore Holdings PLC ADR (a)(b)	20,458	734,033
Immunome, Inc. (a)(b)	35,702	541,956
Immunovant, Inc. (a)	86,608	2,676,187
Immutep Ltd. ADR (a)(b)	18,722	49,239
Imunon, Inc. (a)(b)	4,368	5,023
In8bio, Inc. (a)	28,664	15,089
Incyte Corp. (a)	115,458	7,580,972
Indaptus Therapeutics, Inc. (a)(b)	14,123	23,444
InflaRx NV (a)(b)	36,236	57,615
Inhibikase Therapeutics, Inc. (a)(b)	3,272	4,744
Inmune Bio, Inc. (a)(b)	10,829	71,688
Inovio Pharmaceuticals, Inc. (a)(b)	23,516	169,786
Inozyme Pharma, Inc. (a)(b)	26,631	147,536
Insmed, Inc. (a)	90,043	6,885,588
Instil Bio, Inc. (a)	956	13,336
Intellia Therapeutics, Inc. (a)	70,914	1,591,310
Intensity Therapeutics, Inc. (a)	6,917	30,089
Inventiva SA ADR (a)(b)	4,695	10,423
Invivyd, Inc. (a)	49,692	42,248
IO Biotech, Inc. (a)	33,307	49,961
Ionis Pharmaceuticals, Inc. (a)	86,996	4,147,969
Iovance Biotherapeutics, Inc. (a)	166,053	1,936,178
Ironwood Pharmaceuticals, Inc. Class A (a)	96,141	486,473
iTeos Therapeutics, Inc. (a)	21,888	368,813
Janux Therapeutics, Inc. (a)	30,103	1,414,239
Jasper Therapeutics, Inc. (a)(b)	9,659	210,566
Kala Bio, Inc. (a)	1,482	8,877
Kalvista Pharmaceuticals, Inc. (a)(b)	35,956	481,451
Kamada Ltd. (a)(b)	27,740	159,505
Karyopharm Therapeutics, Inc. (a)	29,188	22,189
Kazia Therapeutics Ltd. sponsored ADR (a)	14,784	6,258
Keros Therapeutics, Inc. (a)	21,338	967,678
Kezar Life Sciences, Inc. (a)	32,480	19,507
Kineta, Inc. (a)(b)	3,022	1,934
Kineta, Inc. rights (a)(c)	39,785	0
Kiniksa Pharmaceuticals Intern (a)(b)	23,311	623,336
Kinnate Biopharma, Inc. rights (a)(c)	26,452	0
Kintara Therapeutics, Inc. (a)(b)	30,458	5,687
Kodiak Sciences, Inc. (a)	30,219	75,850
Korro Bio, Inc. (a)(b)	5,507	262,794
Korro Bio, Inc. rights (a)(c)	14,063	0
Kronos Bio, Inc. (a)	24,347	25,564
Krystal Biotech, Inc. (a)	16,807	3,279,382
Kura Oncology, Inc. (a)	44,818	943,867
Kymera Therapeutics, Inc. (a)	36,404	1,760,497
Kyverna Therapeutics, Inc. (b)	25,291	203,087
LakeShore Biopharma Co. Ltd. (a)(b)	13,608	6,122
Lantern Pharma, Inc. (a)	6,838	27,967
Larimar Therapeutics, Inc. (a)	43,266	342,234
LAVA Therapeutics NV (a)	11,124	19,467
Leap Therapeutics, Inc. (a)(b)	20,759	60,201
Legend Biotech Corp. ADR (a)	51,881	2,985,752
Lenz Therapeutics, Inc. (b)	19,424	454,327
Lexeo Therapeutics, Inc.	25,247	290,593
Lexicon Pharmaceuticals, Inc. (a)	126,759	219,293
Lisata Therapeutics, Inc. (a)	2,010	5,809
Lixte Biotechnology Holdings, Inc. (a)(b)	2,579	4,823
Longeveron, Inc. (a)(b)	3,572	7,287
Lumos Pharma, Inc. (a)(b)	10,037	39,144
Lyell Immunopharma, Inc. (a)	121,124	175,630
Macrogenics, Inc. (a)	13,504	47,399
Madrigal Pharmaceuticals, Inc. (a)	11,862	2,931,456
Mainz Biomed NV (a)(b)	15,189	5,372
MannKind Corp. (a)	158,220	990,457
Marker Therapeutics, Inc. (a)(b)	5,272	18,294
MDxHealth SA (a)(b)	5,263	15,210
MediciNova, Inc. (a)	25,966	38,949
Medipacific, Inc. rights (a)(c)	30,249	0
MEI Pharma, Inc.	3,186	10,004
MeiraGTx Holdings PLC (a)	38,759	157,749
Mereo Biopharma Group PLC ADR (a)(b)	92,156	432,212
Mersana Therapeutics, Inc. (a)	16,235	25,651
Merus BV (a)	34,243	1,746,051
Mesoblast Ltd. sponsored ADR (a)(b)	11,025	74,309
Metagenomi, Inc.	21,951	65,194
MiMedx Group, Inc. (a)	96,832	662,331
Mineralys Therapeutics, Inc. (a)	26,099	323,889
Minerva Neurosciences, Inc. (a)	6,000	16,500
MiNK Therapeutics, Inc. (a)	19,029	15,334
Mirum Pharmaceuticals, Inc. (a)(b)	28,013	1,207,640
Moderna, Inc. (a)	229,698	17,778,625
Molecular Partners AG ADR (a)	1,070	6,217
Molecular Templates, Inc. (a)(b)	3,477	5,250
Moleculin Biotech, Inc. (a)(b)	1,039	2,649
Monopar Therapeutics, Inc. (a)(b)	2,690	6,429
Monte Rosa Therapeutics, Inc. (a)	34,776	214,568
Moonlake Immunotherapeutics Class A (a)(b)	39,636	1,854,568
Mural Oncology PLC	9,480	31,474
Mustang Bio, Inc. (a)	3,059	860
Myriad Genetics, Inc. (a)	53,471	1,514,833
Nanobiotix SA ADR (a)(b)	5,809	34,854
Natera, Inc. (a)	73,656	8,710,559
Neubase Therapeutics, Inc. (a)(c)	985	362
Neurobo Pharmaceuticals, Inc. (a)	4,864	17,900
Neurobo Pharmaceuticals, Inc. rights (a)(c)	612	0
Neurocrine Biosciences, Inc. (a)	60,753	7,719,276
Neurogene, Inc. (a)(b)	5,990	224,146
Neurogene, Inc. rights (a)(c)	4,505	0
NeuroSense Therapeutics Ltd. (a)(b)	11,963	10,647
NewAmsterdam Pharma Co. NV (a)(b)	53,744	882,476
NextCure, Inc. (a)	15,140	22,256
Nkarta, Inc. (a)	49,901	264,974
NKGen Biotech, Inc. (a)(b)	10,882	8,393
Notable Labs, Inc. (a)(b)	1,153	657
Novavax, Inc. (a)(b)	76,455	946,513
NuCana PLC ADR (a)	751	2,749
Nurix Therapeutics, Inc. (a)	32,554	820,361
Nuvalent, Inc. Class A (a)	34,732	2,956,735
Nuvectis Pharma, Inc. (a)(b)	10,226	71,173
Ocean Biomedical, Inc. Class A (a)	34,144	38,583
Ocugen, Inc. (a)(b)	182,321	237,017
OKYO Pharma Ltd. (a)	12,090	14,508
Olema Pharmaceuticals, Inc. (a)(b)	32,913	388,373
Omega Therapeutics, Inc. (a)(b)	15,828	23,267
Omniab, Inc. (a)(c)	3,424	9,793
Omniab, Inc. (a)(c)	3,424	8,971
OncoCyte Corp. (a)(b)	3,392	10,685
Oncolytics Biotech, Inc. (a)(b)	41,942	40,222
Onconetix, Inc. (a)(b)	3,818	518
Oncternal Therapeutics, Inc. (a)	1,427	5,965
Oncternal Therapeutics, Inc. rights (a)(c)	4,319	0
Opthea Ltd. ADR (a)	5,049	15,349
Organogenesis Holdings, Inc. Class A (a)	61,402	176,838
Organovo Holdings, Inc. (a)	6,946	4,029
Orgenesis, Inc. (a)(b)	14,931	10,002
ORIC Pharmaceuticals, Inc. (a)(b)	39,045	404,897
Oruka Therapeutics, Inc. (b)	25,116	60,278
Outlook Therapeutics, Inc. (a)(b)	13,870	101,945
Ovid Therapeutics, Inc. (a)	42,215	47,703
Palisade Bio, Inc. (a)	86	304
Palisade Bio, Inc. rights (a)(c)	29,628	0
Passage Bio, Inc. (a)	26,084	18,274
PDS Biotechnology Corp. (a)(b)	15,312	48,998
PepGen, Inc. (a)	22,676	218,370
PharmaCyte Biotech, Inc. (a)(b)	26,211	40,103
Pharming Group NV ADR (a)	2,093	16,032
Phio Pharmaceuticals Corp. (a)	317	881
Pieris Pharmaceuticals, Inc. (a)	282	5,189
Pluri, Inc. (a)(b)	3,147	17,938
Plus Therapeutics, Inc. (a)	8,899	12,726
PMV Pharmaceuticals, Inc. (a)(b)	16,516	25,930
Portage Biotech, Inc. (a)(b)	454	1,566
Poseida Therapeutics, Inc. (a)	31,622	90,439
Praxis Precision Medicines, Inc. (a)	11,679	620,739
Precigen, Inc. (a)(b)	101,354	111,489
Precision BioSciences, Inc. (a)	3,728	40,561
Prelude Therapeutics, Inc. (a)	34,715	180,518
Prime Medicine, Inc. (a)(b)	102,132	437,125
ProKidney Corp. Class A (a)(b)	75,325	180,780
ProMIS Neurosciences, Inc. (a)(b)	8,622	11,640
ProQR Therapeutics BV (a)(b)	46,671	94,275
Protagenic Therapeutics, Inc. (a)	5,007	2,864
Protagonist Therapeutics, Inc. (a)	37,330	1,601,084
Protara Therapeutics, Inc. (a)(b)	9,599	19,198
Prothena Corp. PLC (a)	43,622	971,462
Psyence Biomedical Ltd. (b)	10,488	4,298
PTC Therapeutics, Inc. (a)	45,672	1,613,135
Puma Biotechnology, Inc. (a)	28,173	70,433
PureTech Health PLC ADR (a)(b)	463	10,418
Pyxis Oncology, Inc. (a)	33,819	128,174
Q32 Bio, Inc. (a)(b)	8,732	379,667
Q32 Bio, Inc. rights (a)(c)	29,351	0
Qualigen Therapeutics, Inc. (a)(b)	4,888	913
Quince Therapeutics, Inc. (a)(b)	15,115	10,444
Quoin Pharmaceuticals Ltd. rights (a)(c)	3,438,400	34
Radius Health, Inc. (a)(c)	26,855	0
Rallybio Corp. (a)	26,280	30,222
RAPT Therapeutics, Inc. (a)	1,710	3,514
Recursion Pharmaceuticals, Inc. Class A (a)(b)	94,597	688,666
Regeneron Pharmaceuticals, Inc. (a)	64,917	76,906,521
Regeneron Pharmaceuticals, Inc. rights (a)(c)	16,049	0
REGENXBIO, Inc. (a)	39,285	480,063
Regulus Therapeutics, Inc. (a)	47,351	79,550
Relay Therapeutics, Inc. (a)	17,323	117,623
Reneo Pharmaceuticals, Inc. (a)(b)	22,988	34,022
Renovaro, Inc. (a)(b)	88,141	52,761
RenovoRx, Inc. (a)	3,794	3,870
Repare Therapeutics, Inc. (a)	19,128	55,662
Repligen Corp. (a)	35,344	5,334,470
Replimune Group, Inc. (a)	48,310	491,313
Revolution Medicines, Inc. (a)	98,128	4,183,197
Rezolute, Inc. (a)	23,833	113,445
Rhythm Pharmaceuticals, Inc. (a)	35,591	1,683,098
Rigel Pharmaceuticals, Inc. (a)	4,723	63,477
Rocket Pharmaceuticals, Inc. (a)	53,599	1,010,341
Roivant Sciences Ltd. (a)	479,376	5,862,768
S.A.B. Biotherapeutics, Inc. (a)	1,467	4,313
Sage Therapeutics, Inc. (a)	6,058	51,069
Sagimet Biosciences, Inc. (a)	16,595	51,113
Salarius Pharmaceuticals, Inc. (a)	175	291
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)(b)	122,366	1
Sana Biotechnology, Inc. (a)(b)	154,246	933,188
Sangamo Therapeutics, Inc. (a)	35,786	30,347
Sarepta Therapeutics, Inc. (a)	56,154	7,624,590
Savara, Inc. (a)	71,158	303,845
Scholar Rock Holding Corp. (a)	42,153	392,023
Scinai Immunotherapeutics Ltd. ADR (a)	137	516
Sellas Life Sciences Group, Inc. (a)(b)	10,000	12,900
Sensei Biotherapeutics, Inc. (a)	16,931	9,879
Senti Biosciences, Inc. (a)(b)	2,812	7,480
Sera Prognostics, Inc. (a)(b)	19,297	141,833
Seres Therapeutics, Inc. (a)(b)	89,776	71,875
Shattuck Labs, Inc. (a)	27,628	99,185
Shuttle Pharmaceuticals Holding, Inc. (a)	616	1,146
Sigilon Therapeutics, Inc. rights (a)(c)	1,064	8,438
Silence Therapeutics PLC ADR (a)	29,417	561,571
Silexion Therapeutics Corp. (b)	5,285	7,716
Sinovac Biotech Ltd. (a)(c)	27,717	89,665
Skye Bioscience, Inc. (a)	7,280	45,063
Soleno Therapeutics, Inc. (a)(b)	21,002	1,028,048
Solid Biosciences, Inc. (a)	17,714	158,186
Soligenix, Inc. (a)	226	791
Spectrum Pharmaceuticals, Inc. rights (a)(c)	111,379	1
Spero Therapeutics, Inc. (a)	23,675	32,435
SpringWorks Therapeutics, Inc. (a)	43,883	1,830,360
Spruce Biosciences, Inc. (a)	22,117	10,278
Spyre Therapeutics, Inc. (a)	32,743	941,361
Spyre Therapeutics, Inc. rights (a)(c)	34,317	0
Stoke Therapeutics, Inc. (a)(b)	30,371	441,898
Summit Therapeutics, Inc. (a)(b)	420,381	5,456,545
Sunshine Biopharma, Inc. (a)	11	31
Surface Oncology, Inc. rights (a)(c)	23,135	0
Surrozen, Inc. (a)	1,130	11,583
Sutro Biopharma, Inc. (a)	47,061	215,069
Synaptogenix, Inc. (a)	200	790
Syndax Pharmaceuticals, Inc. (a)	62,771	1,289,944
Synlogic, Inc. (a)	4,776	7,164
Syros Pharmaceuticals, Inc. (a)(b)	15,775	25,871
T2 Biosystems, Inc. (a)(b)	9,341	29,798
Tango Therapeutics, Inc. (a)	61,892	732,182
Taysha Gene Therapies, Inc. (a)	109,633	245,578
Tectonic Therapeutic, Inc. (a)	3,760	72,192
Tectonic Therapeutic, Inc. rights (a)(c)	2,331	0
Tenax Therapeutics, Inc. (a)	384	1,532
Tenaya Therapeutics, Inc. (a)	31,184	83,573
Tevogen Bio Holdings, Inc. Class A (a)(b)	26,449	13,804
TG Therapeutics, Inc. (a)	91,849	2,157,533
Theratechnologies, Inc. (a)(b)	25,681	33,128
Tiziana Life Sciences Ltd. (a)	55,884	55,884
Tobira Therapeutics, Inc. rights (a)(c)	6,103	0
TONIX Pharmaceuticals Holding (a)	77	18
Tourmaline Bio, Inc.	15,074	253,997
TransCode Therapeutics, Inc. (a)	1,095	288
Travere Therapeutics, Inc. (a)	63,447	600,843
Trevena, Inc. (a)(b)	297	1,164
TriSalus Life Sciences, Inc. Class A (a)	17,239	93,435
TScan Therapeutics, Inc. (a)	28,767	161,958
Turnstone Biologics Corp. (a)	13,738	9,644
Twist Bioscience Corp. (a)	33,908	1,466,182
Tyra Biosciences, Inc. (a)	36,163	823,070
Ultragenyx Pharmaceutical, Inc. (a)	55,240	3,136,527
Unicycive Therapeutics, Inc. (a)(b)	26,109	8,820
uniQure B.V. (a)	13,755	80,467
United Therapeutics Corp. (a)	26,638	9,684,245
United Therapeutics Corp. rights (a)(c)	19,958	0
UNITY Biotechnology, Inc. (a)	7,705	12,559
UroGen Pharma Ltd. (a)(b)	19,633	273,095
Vaccinex, Inc. (a)(b)	188	1,081
Valneva SE ADR (a)	359	2,642
Vanda Pharmaceuticals, Inc. (a)	35,063	185,483
Vaxart, Inc. (a)	83,936	72,764
Vaxcyte, Inc. (a)	64,617	5,218,469
Vera Therapeutics, Inc. (a)	31,232	1,181,194
Veracyte, Inc. (a)	58,741	1,853,279
Verastem, Inc. (a)	53,806	134,515
Vericel Corp. (a)	28,395	1,466,602
Vertex Pharmaceuticals, Inc. (a)	154,618	76,673,520
Verve Therapeutics, Inc. (a)(b)	15,219	101,967
Vigil Neuroscience, Inc. (a)(b)	24,515	85,312
Viking Therapeutics, Inc. (a)	66,500	4,263,980
Vincerx Pharma, Inc. (a)	11,945	9,795
Vir Biotechnology, Inc. (a)	57,628	476,007
Viracta Therapeutics, Inc. (a)(b)	25,757	5,502
Viridian Therapeutics, Inc. (a)	54,955	806,739
Viridian Therapeutics, Inc. rights (a)(c)	30,380	0
Virios Therapeutics, Inc. (a)(b)	22,023	4,231
VistaGen Therapeutics, Inc. (a)	12,189	42,540
Vor Biopharma, Inc. (a)	28,914	25,277
Voyager Therapeutics, Inc. (a)	29,804	195,514
vTv Therapeutics, Inc. Class A (a)(b)	1,602	25,792
Werewolf Therapeutics, Inc. (a)	25,821	55,773
X4 Pharmaceuticals, Inc. (a)	50,743	35,520
Xbiotech, Inc. (a)	16,960	108,544
Xencor, Inc. (a)	48,415	846,778
Xenetic Biosciences, Inc. (a)	2,070	8,135
Xenon Pharmaceuticals, Inc. (a)	44,701	1,803,238
Xilio Therapeutics, Inc. (a)	15,714	13,481
XOMA Corp. (a)	7,259	212,326
XTL Biopharmaceuticals Ltd. ADR (a)(b)	8,903	24,661
Y-mAbs Therapeutics, Inc. (a)(b)	25,975	371,702
Zai Lab Ltd. ADR (a)(b)	19,724	393,297
Zentalis Pharmaceuticals, Inc. (a)	1,419	4,924
Zura Bio Ltd. Class A (a)(b)	37,939	156,688
Zymeworks, Inc. (a)(b)	40,071	470,033
		683,166,797
Health Care Equipment & Supplies - 1.6%
Abiomed, Inc. (a)(c)	25,491	49,962
Accelerate Diagnostics, Inc. (a)(b)	8,348	16,779
Accuray, Inc. (a)	54,348	118,479
Adagio Medical Holdings, Inc.	7,609	39,186
Aethlon Medical, Inc. (a)	3,199	1,216
Align Technology, Inc. (a)	45,241	10,732,070
Alpha Tau Medical Ltd. Class A (a)	35,716	87,504
Alphatec Holdings, Inc. (a)(b)	82,171	566,980
Angiodynamics, Inc. (a)	57,868	431,695
Apyx Medical Corp. (a)(b)	20,572	27,361
Aspira Women's Health, Inc. (a)(b)	12,152	12,517
Atricure, Inc. (a)	39,701	1,040,563
Autonomix Medical, Inc.	6,949	4,656
Avinger, Inc. (a)	205	228
AxoGen, Inc. (a)	25,183	331,156
Axonics, Inc. (a)	30,009	2,075,572
Beyond Air, Inc. (a)	4,006	1,771
Biomerica, Inc. (a)	5,860	2,578
Bioventus, Inc. (a)	38,014	382,041
BrainsWay Ltd. ADR (a)	5,012	39,645
Cerus Corp. (a)	105,509	238,450
Check Capital Ltd. (a)(b)	2,932	5,571
ClearPoint Neuro, Inc. (a)(b)	15,290	198,464
Co.-Diagnostics, Inc. (a)	17,214	23,927
Cutera, Inc. (a)(b)	11,405	8,667
CVRx, Inc. (a)(b)	12,907	127,263
CytoSorbents Corp. (a)(b)	21,655	22,738
Delcath Systems, Inc. (a)	16,704	183,744
Dentsply Sirona, Inc.	102,616	2,595,159
DexCom, Inc. (a)	238,401	16,530,725
DIH Holdings U.S., Inc. Class A (a)(b)	24,797	51,082
EDAP TMS SA sponsored ADR (a)(b)	22,764	82,406
Ekso Bionics Holdings, Inc. (a)(b)	5,843	7,012
electroCore, Inc. (a)(b)	10,983	66,227
Embecta Corp.	34,326	560,887
ENDRA Life Sciences, Inc. (a)	35	13
Envoy Medical, Inc. Class A (a)	14,692	44,370
Envveno Medical Corp. (a)	20,487	107,762
Establishment Labs Holdings, Inc. (a)(b)	16,207	742,605
Femasys, Inc. (a)(b)	18,182	21,273
Fonar Corp. (a)	3,366	58,535
Fractyl Health, Inc. (b)	29,844	104,454
GE Healthcare Technologies, Inc.	273,733	23,218,033
Heartbeam, Inc. (a)	16,484	38,737
Hologic, Inc. (a)	139,786	11,356,215
Hyperfine, Inc. (a)(b)	37,729	38,106
IceCure Medical Ltd. (a)(b)	25,560	16,402
ICU Medical, Inc. (a)	16,965	2,804,823
IDEXX Laboratories, Inc. (a)	49,408	23,781,553
Inari Medical, Inc. (a)	34,806	1,504,663
InMode Ltd. (a)(b)	49,233	822,683
Inogen, Inc. (a)	4,809	59,006
Inspira Technologies Oxy BHN Ltd. (a)(b)	2,924	3,158
InspireMD, Inc. (a)(b)	18,244	51,631
Insulet Corp. (a)	41,871	8,490,183
Integra LifeSciences Holdings Corp. (a)	36,692	746,315
Intuitive Surgical, Inc. (a)	212,568	104,717,374
INVO Bioscience, Inc. (a)	5,055	4,095
IRadimed Corp.	7,986	375,023
iRhythm Technologies, Inc. (a)	18,507	1,311,776
Iridex Corp. (a)(b)	16,237	32,636
Jin Medical International Ltd. (a)(b)	106,540	320,685
Kewaunee Scientific Corp. (a)	1,782	95,693
KORU Medical Systems, Inc. (a)	31,356	79,017
Lantheus Holdings, Inc. (a)	42,016	4,473,444
LeMaitre Vascular, Inc.	13,225	1,194,085
LENSAR, Inc. (a)(b)	5,527	25,811
LivaNova PLC (a)	32,178	1,621,449
LogicMark, Inc. (a)(b)	303	54
Lucid Diagnostics, Inc. (a)(b)	12,873	10,304
Masimo Corp. (a)	31,782	3,735,021
Meihua International Medical Technologies Co. Ltd. (a)(b)	16,753	15,316
Merit Medical Systems, Inc. (a)	34,557	3,340,971
Microbot Medical, Inc. (a)	2,681	2,359
Modular Medical, Inc. (a)	16,946	31,181
Monogram Technologies, Inc. (a)(b)	15,368	42,262
NanoVibronix, Inc. (a)(b)	1,284	779
Neogen Corp. (a)(b)	123,583	2,131,807
Neovasc, Inc. rights (a)(c)	854	0
NeuroMetrix, Inc. (a)(b)	332	1,268
Neuronetics, Inc. (a)	15,800	13,953
NeuroOne Medical Technologies Corp. (a)	15,540	12,448
NeuroPace, Inc. (a)	16,625	131,670
NEXGEL, Inc. (a)	546	1,578
Novocure Ltd. (a)	63,189	1,228,394
Nyxoah SA (a)(b)	14,326	114,608
Omnicell, Inc. (a)	27,115	1,206,075
OraSure Technologies, Inc. (a)	19,999	89,596
Orchestra BioMed Holdings, Inc. (a)(b)	22,556	151,125
Orthofix Medical, Inc. (a)	14,094	245,799
OrthoPediatrics Corp. (a)	15,188	485,257
Outset Medical, Inc. (a)(b)	5,334	2,827
PAVmed, Inc. (a)	3,026	2,754
Predictive Oncology, Inc. (a)(b)	6,561	6,272
Pro-Dex, Inc. (a)	3,523	79,690
PROCEPT BioRobotics Corp. (a)	31,785	2,511,015
Profound Medical Corp. (a)(b)	14,049	128,548
Pulmonx Corp. (a)	24,714	180,906
Pulse Biosciences, Inc. (a)(b)	40,952	763,345
Pulse Biosciences, Inc.:
warrants 6/26/29 (a)(b)	4,012	22,966
warrants 6/26/30 (a)(b)	4,012	22,966
QT Imaging Holdings, Inc. (a)(b)	15,064	10,393
QuidelOrtho Corp. (a)	47,659	2,013,593
ReWalk Robotics Ltd. (a)	4,234	14,480
Rockwell Medical, Inc. (a)	20,574	58,842
RxSight, Inc. (a)	21,884	1,234,039
Sanara Medtech, Inc. (a)(b)	5,156	185,049
SeaStar Medical Holding Corp. (Class A) (a)(b)	1,583	7,804
Semler Scientific, Inc. (a)(b)	4,084	109,043
Sensus Healthcare, Inc. (a)(b)	10,687	69,679
SI-BONE, Inc. (a)	41,274	685,974
Sight Sciences, Inc. (a)(b)	29,280	198,226
Silk Road Medical, Inc. (a)	23,220	629,494
Spectral Ai, Inc. (a)(b)	10,463	14,962
Staar Surgical Co. (a)	32,893	1,088,429
STRATA Skin Sciences, Inc. (a)	1,744	6,156
SurModics, Inc. (a)	8,185	324,372
Tactile Systems Technology, Inc. (a)	9,719	133,053
Tandem Diabetes Care, Inc. (a)(b)	38,972	1,695,282
Tela Bio, Inc. (a)(b)	15,739	45,643
Tenon Medical, Inc. (a)	5,102	2,502
The Cooper Companies, Inc.	118,867	12,567,808
TransMedics Group, Inc. (a)	20,002	3,361,536
Treace Medical Concepts, Inc. (a)	2,300	14,191
Trinity Biotech PLC sponsored ADR (a)	5,077	10,103
UFP Technologies, Inc. (a)	4,879	1,664,861
Utah Medical Products, Inc.	2,529	171,947
Varex Imaging Corp. (a)	18,147	226,475
Venus Concept, Inc. (a)	1,875	1,037
Vivani Medical, Inc. (a)(b)	34,844	45,646
Xylo Technologies Ltd. ADR (a)(b)	191	640
Zimvie, Inc. (a)	17,620	305,531
Zynex, Inc. (a)(b)	24,118	189,567
		268,725,360
Health Care Providers & Services - 0.3%
23andMe Holding Co. Class A (a)	66,677	20,997
Acadia Healthcare Co., Inc. (a)	55,382	4,537,447
Accolade, Inc. (a)(b)	101,216	439,277
AdaptHealth Corp. (a)	54,377	597,603
Addus HomeCare Corp. (a)	10,642	1,415,492
Agape ATP Corp. (a)	1,718	4,381
AirSculpt Technologies, Inc. (a)(b)	34,189	143,252
Akso Health Group ADR (a)	14,973	15,272
Alignment Healthcare, Inc. (a)	114,174	1,028,708
Amedisys, Inc. (a)	19,162	1,878,068
Astrana Health, Inc. (a)	31,222	1,492,099
Aveanna Healthcare Holdings, Inc. (a)	112,392	635,015
Biodesix, Inc. (a)(b)	56,084	109,925
BrightSpring Health Services, Inc. (b)	101,892	1,278,745
Castle Biosciences, Inc. (a)	12,340	366,128
Clover Health Investments Corp. (a)	221,706	583,087
Corvel Corp. (a)	10,248	3,286,841
Cosmos Health, Inc. (a)(b)	4,574	5,329
Cross Country Healthcare, Inc. (a)	22,341	333,328
DocGo, Inc. Class A (a)	63,323	239,361
EUDA Health Holdings Ltd. (a)(b)	16,038	79,067
Fulgent Genetics, Inc. (a)	28,465	642,170
GeneDx Holdings Corp. Class A (a)	16,404	523,944
Guardant Health, Inc. (a)	78,112	1,998,105
HealthEquity, Inc. (a)	52,913	4,209,758
Henry Schein, Inc. (a)	76,981	5,431,010
IMAC Holdings, Inc. (a)(b)	1,827	3,051
Innovage Holding Corp. (a)(b)	82,446	524,357
LifeStance Health Group, Inc. (a)	266,387	1,680,902
Modivcare, Inc. (a)	8,809	254,228
MSP Recovery, Inc.:
warrants 5/20/27 (a)	1,585,094	6,340
Class A (a)(b)	9,669	2,187
Nano-X Imaging Ltd. (a)(b)	49,716	316,691
National Research Corp. Class A	15,135	345,078
NeoGenomics, Inc. (a)	76,066	1,256,610
NewGenIvf Group Ltd. Class A	958	824
Novo Integrated Sciences, Inc. (a)(b)	10,097	3,166
Nutex Health, Inc. (a)	26	556
Ontrak, Inc. (a)	1,706	358
Opko Health, Inc. (a)(b)	281,056	472,174
Option Care Health, Inc. (a)	105,416	3,375,420
P3 Health Partners, Inc. Class A (a)(b)	95,189	48,042
Patterson Companies, Inc.	55,328	1,244,327
Pennant Group, Inc. (a)	17,279	591,979
Performant Financial Corp. (a)	50,127	176,948
PetIQ, Inc. Class A (a)	18,347	560,501
Precipio, Inc. (a)(b)	3,097	19,666
Premier, Inc. Class A	43,745	891,086
Prenetics Global Ltd. (a)(b)	6,514	29,508
Privia Health Group, Inc. (a)	70,269	1,415,218
Progyny, Inc. (a)	56,927	1,337,215
Psychemedics Corp. (a)	4,592	10,562
Quipt Home Medical Corp. (a)	27,573	78,859
R1 RCM, Inc. (a)(b)	252,128	3,557,526
RadNet, Inc. (a)	44,576	2,954,943
Surgery Partners, Inc. (a)	83,902	2,680,669
Talkspace, Inc. Class A (a)	53,702	107,404
The Ensign Group, Inc.	34,680	5,249,165
The Joint Corp. (a)(b)	8,305	93,930
The Oncology Institute, Inc. (a)(b)	48,685	17,867
Viemed Healthcare, Inc. (a)	24,406	185,486
Virax Biolabs Group Ltd. (a)(b)(d)	542	2,526
Vivos Therapeutics, Inc. (a)	1,459	3,954
		60,793,732
Health Care Technology - 0.0%
Augmedix, Inc. (a)(b)	28,419	65,932
Bullfrog AI Holdings, Inc. (a)(b)	3,407	8,790
CareCloud, Inc. (a)(b)	13,011	34,739
Certara, Inc. (a)	112,429	1,377,255
DarioHealth Corp. (a)(b)	11,331	9,178
Definitive Healthcare Corp. (a)	9,386	44,020
Digital Health Acquisition Corp. (a)(b)	6,729	9,757
Forian, Inc. (a)	18,658	45,899
GoodRx Holdings, Inc. (a)(b)	55,580	439,082
Health Catalyst, Inc. (a)	57,116	410,664
Healthcare Triangle, Inc. (a)(b)	2,288	1,647
HealthStream, Inc.	18,820	546,533
iCAD, Inc. (a)	25,911	41,717
iSpecimen, Inc. (a)(b)	5,334	1,440
Lifemd, Inc. (a)(b)	26,734	139,284
Onemednet Corp. Class A (a)	12,617	12,996
OptimizeRx Corp. (a)	10,189	84,671
Renalytix AI PLC ADR (a)(b)	53,311	16,740
Schrodinger, Inc. (a)(b)	49,535	1,041,721
SCWorx, Corp. (a)(b)	1,411	1,707
Sharecare, Inc. Class A (a)	216,444	300,857
Simulations Plus, Inc. (b)	12,222	443,048
SOPHiA GENETICS SA (a)(b)	40,573	155,800
Streamline Health Solutions, Inc. (a)	19,282	10,374
TruBridge, Inc. (a)	10,575	131,870
Trxade Health, Inc.	1,027	8,113
Waystar Holding Corp.	100,021	2,722,572
		8,106,406
Life Sciences Tools & Services - 0.4%
10X Genomics, Inc. Class A (a)	34,798	812,533
AbCellera Biologics, Inc. (a)(b)	108,864	278,692
Adaptive Biotechnologies Corp. (a)	34,511	162,202
Akoya Biosciences, Inc. (a)(b)	19,957	50,890
Alpha Teknova, Inc. (a)	47,379	234,052
Applied DNA Sciences, Inc. (a)(b)	770	1,471
Azenta, Inc. (a)	33,818	1,674,667
Bio-Techne Corp.	99,797	7,383,980
BioLife Solutions, Inc. (a)	26,388	682,921
BioNano Genomics, Inc. (a)	15,569	7,629
Bruker Corp.	91,197	6,127,526
Champions Oncology, Inc. (a)	10,958	46,243
ChromaDex, Inc. (a)(b)	46,168	159,280
Codexis, Inc. (a)	24,742	71,504
Conduit Pharmaceuticals, Inc. Class A (a)(b)	45,774	5,635
CryoPort, Inc. (a)(b)	48,128	448,553
Cytek Biosciences, Inc. (a)	50,655	290,760
Evotec OAI AG ADR (a)	8,507	32,071
Fortrea Holdings, Inc. (a)	52,478	1,210,143
Genetic Technologies Ltd. ADR (a)	502	452
Harvard Bioscience, Inc. (a)	29,367	84,577
ICON PLC (a)	49,485	15,937,139
Illumina, Inc. (a)	90,723	11,921,002
ImmunoPrecise Antibodies Ltd. (a)	17,484	13,136
Inotiv, Inc. (a)(b)	5,271	7,907
Lifecore Biomedical (a)(b)	22,245	97,433
Maravai LifeSciences Holdings, Inc. Class A (a)	78,503	710,452
MaxCyte, Inc. (a)(b)	60,748	262,431
Medpace Holdings, Inc. (a)	18,491	6,569,298
Mesa Laboratories, Inc. (b)	4,937	660,028
Nautilus Biotechnology, Inc. Class A (a)	76,432	198,723
OmniAb, Inc. (a)(b)	96,962	406,271
Pacific Biosciences of California, Inc. (a)(b)	251,097	344,003
Personalis, Inc. (a)(b)	46,956	255,441
Quanterix Corp. (a)	35,169	458,252
Quantum-Si, Inc. Class A (a)	39,233	37,146
Rapid Micro Biosystems, Inc. Class A (a)	21,522	18,294
Seer, Inc. (a)	11,900	19,992
Singular Genomics Systems, Inc. (a)	1,247	8,430
Sotera Health Co. (a)	169,434	2,616,061
Standard BioTools, Inc. (a)	131,213	279,484
Telesis Bio, Inc. (a)(b)	399	1,412
Tempus AI, Inc. (b)	95,949	5,697,452
		66,285,568
Pharmaceuticals - 0.6%
Acasti Pharma, Inc. (a)(b)	3,058	8,043
Adial Pharmaceuticals, Inc. (a)(b)	661	648
Alimera Sciences, Inc. (a)(b)	32,439	179,388
Altamira Therapeutics Ltd. (a)(b)	2,262	2,013
Alumis, Inc. (b)	7,721	98,057
Amneal Intermediate, Inc. Class A, (a)	184,448	1,597,320
Amphastar Pharmaceuticals, Inc. (a)	29,456	1,435,685
AN2 Therapeutics, Inc. (a)(b)	17,972	20,308
Anebulo Pharmaceuticals, Inc. (a)	4,108	7,846
ANI Pharmaceuticals, Inc. (a)	12,795	815,681
Aquestive Therapeutics, Inc. (a)(b)	54,178	245,426
Artelo Biosciences, Inc. (a)	3,253	4,131
Arvinas Holding Co. LLC (a)	46,807	1,224,471
Assertio Holdings, Inc. (a)	53,474	63,099
AstraZeneca PLC:
rights (a)(c)	216,670	2
rights (a)(c)	41,907	0
sponsored ADR	350,292	30,692,585
atai Life Sciences NV (a)(b)	92,619	120,405
Atea Pharmaceuticals, Inc. (a)	70,660	272,041
Athira Pharma, Inc. (a)	23,476	72,541
Aurora Cannabis, Inc. (a)(b)	32,486	197,515
Avadel Pharmaceuticals PLC sponsored (a)	54,468	826,280
Axsome Therapeutics, Inc. (a)(b)	31,519	2,800,778
Belite Bio, Inc. ADR (a)(b)	6,700	327,362
Biofrontera, Inc. (a)	546	595
Biote Corp. Class A (a)	19,805	124,375
Bright Green Corp. (a)(b)	101,908	23,143
Calcimedica, Inc. (a)	5,798	24,178
Calliditas Therapeutics AB ADR (a)	2,867	115,540
Cara Therapeutics, Inc. (a)	3,697	1,331
Cardiol Therapeutics, Inc. (a)(b)	52,435	101,724
Cassava Sciences, Inc. (a)(b)	31,437	902,556
CinCor Pharma, Inc. rights (a)(c)	24,312	0
Citius Pharmaceuticals, Inc. (a)(b)	227,252	129,534
Clearside Biomedical, Inc. (a)	46,832	47,300
Cocrystal Pharma, Inc. (a)(b)	4,223	7,601
Cognition Therapeutics, Inc. (a)(b)	21,087	15,001
Collegium Pharmaceutical, Inc. (a)	21,531	828,082
Context Therapeutics, Inc. (a)(b)	28,120	69,175
Contineum Therapeutics, Inc. Class A (b)	3,225	62,855
Corcept Therapeutics, Inc. (a)	62,375	2,201,838
CorMedix, Inc. (a)(b)	32,747	204,341
Cronos Group, Inc. (a)(b)	210,967	476,785
Cumberland Pharmaceuticals, Inc. (a)	11,327	15,631
Dare Bioscience, Inc. (a)(b)	4,016	14,377
Dova Pharmaceuticals, Inc. rights (a)(c)	23,572	0
Durect Corp. (a)(b)	13,906	20,581
Edgewise Therapeutics, Inc. (a)	55,670	1,043,813
Elanco Animal Health, Inc. rights (a)(c)	45,364	0
Enliven Therapeutics, Inc. (a)	24,688	540,173
Enliven Therapeutics, Inc. rights (a)(c)	8,204	0
Enveric Biosciences, Inc. (a)(b)	163,684	84,379
Esperion Therapeutics, Inc. (a)(b)	110,863	202,879
Eton Pharmaceuticals, Inc. (a)	19,371	89,107
Evoke Pharma, Inc. (a)(b)	373	1,555
Evolus, Inc. (a)	34,070	541,372
Eyenovia, Inc. (a)(b)	87,366	48,060
Eyepoint Pharmaceuticals, Inc. (a)(b)	28,515	255,209
Fulcrum Therapeutics, Inc. (a)	34,414	294,240
GH Research PLC (a)(b)	32,540	341,670
Harmony Biosciences Holdings, Inc. (a)	34,616	1,245,484
Harmony Biosciences Holdings, Inc. rights (a)(c)	37,934	0
Harrow, Inc. (a)	22,258	900,559
Hepion Pharmaceuticals, Inc. (a)(b)	2,007	1,684
Hoth Therapeutics, Inc. (a)(b)	33,693	23,137
HUTCHMED China Ltd. sponsored ADR (a)(b)	21,744	379,433
Ikena Oncology, Inc. (a)	27,112	46,362
Incannex Healthcare, Inc. (b)	7,963	14,015
Indivior PLC (a)	82,616	1,032,700
Innoviva, Inc. (a)(b)	41,772	809,541
InterCure Ltd. (a)(b)	19,375	43,981
Intra-Cellular Therapies, Inc. (a)	57,999	4,250,167
Ipsen SA (a)(c)	103,469	1
Iterum Therapeutics PLC (a)(b)	12,370	14,597
Jaguar Health, Inc. (a)(b)	2,929	3,339
Jazz Pharmaceuticals PLC (a)	37,757	4,379,057
Journey Medical Corp. (a)	8,674	43,197
Landos Biopharma, Inc. rights (a)(c)	2,305	0
Lexaria Bioscience Corp. (a)	8,916	34,862
Ligand Pharmaceuticals, Inc. (a)	11,014	1,165,281
Ligand Pharmaceuticals, Inc.:
General CVR (a)	1,518	13
Glucagon CVR (a)	1,518	6
rights (a)	1,518	5
TR Beta CVR (a)	1,518	266
Lipocine, Inc. (a)(b)	3,603	13,223
Liquidia Corp. (a)(b)	55,745	530,135
Longboard Pharmaceuticals, Inc. (a)	20,805	750,644
Marinus Pharmaceuticals, Inc. (a)	5,164	7,230
MediWound Ltd. (a)(b)	5,551	102,083
Milestone Pharmaceuticals, Inc. (a)	17,576	24,958
Mind Medicine (MindMed), Inc. (a)(b)	51,402	311,496
Mira Pharmaceuticals, Inc. (b)	9,455	18,248
Nektar Therapeutics (a)	109,013	139,537
Neumora Therapeutics, Inc. (b)	95,709	1,100,654
NLS Pharmaceutics Ltd. (a)(b)	14,362	2,150
Novartis AG rights (a)(c)	40,508	0
NRX Pharmaceuticals, Inc. (a)(b)	3,091	5,780
Nutriband, Inc. (a)	6,718	27,409
Ocular Therapeutix, Inc. (a)(b)	65,815	580,488
Oculis Holding AG (a)(b)	14,944	180,075
Ocuphire Pharma, Inc. (a)(b)	29,775	36,921
Omeros Corp. (a)(b)	40,138	168,981
Opiant Pharmaceuticals, Inc. rights (a)(c)	3,728	0
OptiNose, Inc. (a)	106,568	110,831
Oramed Pharmaceuticals, Inc. (a)(b)	25,455	60,837
Pacira Biosciences, Inc. (a)	36,558	568,842
PainReform Ltd. (a)(b)	1,911	426
Paratek Pharmaceuticals, Inc. rights (a)(c)	29,676	0
Petros Pharmaceuticals, Inc. (a)(b)	674	224
Pharvaris BV (a)	32,770	589,860
Phathom Pharmaceuticals, Inc. (a)(b)	45,287	748,141
Phibro Animal Health Corp. Class A	16,049	337,029
Pliant Therapeutics, Inc. (a)	53,200	707,028
PolyPid Ltd. (a)(b)	418	1,538
Procaps Group SA (a)(b)	28,938	55,850
Processa Pharmaceuticals, Inc. (a)	553	763
ProPhase Labs, Inc. (a)(b)	11,262	30,295
Pulmatrix, Inc. (a)	2,220	4,662
Purple Biotech Ltd. ADR (a)	12,666	6,194
Qilian International Holding Group Ltd. (a)	4,729	31,779
Rani Therapeutics Holdings, Inc. Class A (a)(b)	14,915	47,728
Rapport Therapeutics, Inc. (b)	5,992	130,326
RedHill Biopharma Ltd. sponsored ADR (a)(b)	41	349
Regencell Bioscience Holdings Ltd. (a)(b)	6,816	49,280
Relmada Therapeutics, Inc. (a)	17,730	49,644
Revance Therapeutics, Inc. (a)	94,314	619,643
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	17,822	19,961
Royalty Pharma PLC Class A	250,147	7,261,767
Sanofi SA sponsored ADR	170,396	9,586,479
Satsuma Pharmaceuticals, Inc. rights (a)(c)	19,951	0
Scilex Holding Co. (a)(b)	109,547	125,979
Scilex Holding Co. (a)	39,285	36,142
scPharmaceuticals, Inc. (a)(b)	23,650	120,379
SCYNEXIS, Inc. (a)(b)	22,803	33,292
Seelos Therapeutics, Inc. (a)(b)	352	103
Seelos Therapeutics, Inc. rights (a)(b)(c)	2,932	0
SIGA Technologies, Inc.	42,115	380,298
Sol-Gel Technologies Ltd. (a)(b)	13,406	8,848
Sonoma Pharmaceuticals, Inc. (a)	248	818
Structure Therapeutics, Inc. ADR (a)(b)	29,288	1,116,751
Supernus Pharmaceuticals, Inc. (a)	32,482	1,142,067
Talphera, Inc. (a)(b)	16,366	17,021
Tarsus Pharmaceuticals, Inc. (a)(b)	20,508	555,972
Telomir Pharmaceuticals, Inc. (b)	12,036	63,069
Terns Pharmaceuticals, Inc. (a)	41,109	313,251
TFF Pharmaceuticals, Inc. (a)(b)	426	869
TherapeuticsMD, Inc. (a)(b)	2,275	4,254
Theravance Biopharma, Inc. (a)	41,826	345,065
Third Harmonics Bio, Inc. (a)	25,979	300,057
Tilray Brands, Inc. Class 2 (a)(b)	345,333	590,519
Titan Pharmaceuticals, Inc. (a)(b)	963	5,903
TNF Pharmaceuticals, Inc. (a)(b)	905	1,529
Traws Pharma, Inc. (a)(b)	33,198	12,549
Traws Pharma, Inc. rights (a)(c)	33,198	0
Trevi Therapeutics, Inc. (a)(b)	43,949	138,879
Universe Pharmaceuticals, Inc. (a)(b)	1,468	4,771
Verona Pharma PLC ADR (a)	40,642	1,116,842
Verrica Pharmaceuticals, Inc. (a)(b)	26,078	61,283
Viatris, Inc.	714,187	8,627,379
Virpax Pharmaceuticals, Inc. (a)(b)	641	523
Vyne Therapeutics, Inc. (a)	4,199	7,642
WAVE Life Sciences (a)	73,314	420,822
Xeris Biopharma Holdings, Inc. (a)	80,314	225,682
Xeris Biopharma Holdings, Inc. rights (a)(c)	39,901	0
Zevra Therapeutics, Inc. (a)	25,328	193,759
		105,220,117
TOTAL HEALTH CARE		1,192,297,980
INDUSTRIALS - 4.1%
Aerospace & Defense - 0.2%
A2Z Cust2Mate Solutions Corp. (a)	16,314	10,441
AeroVironment, Inc. (a)	17,097	3,483,685
AerSale Corp. (a)	32,388	164,855
Astronics Corp. (a)	16,983	380,759
Axon Enterprise, Inc. (a)	45,109	16,463,432
Byrna Technologies, Inc. (a)(b)	5,416	62,771
Draganfly, Inc. (a)(b)	18,003	1,943
EHang Holdings Ltd. ADR (a)(b)	23,701	345,087
Elbit Systems Ltd. (b)	26,752	5,467,039
Innovative Solutions & Support, Inc. (a)	9,188	64,500
Intuitive Machines, Inc. Class A (a)(b)	37,401	185,883
Kratos Defense & Security Solutions, Inc. (a)	95,443	2,189,462
Leonardo DRS, Inc. (a)	158,349	4,519,280
Lilium NV (a)(b)	510,235	340,276
Mercury Systems, Inc. (a)	34,701	1,315,168
Momentus, Inc. Class A (a)(b)	702	522
New Horizon Aircraft Ltd. Class A (a)(b)	7,483	7,432
Rocket Lab U.S.A., Inc. Class A (a)(b)	335,582	2,104,099
Satellogic, Inc. Class A (a)(b)	49,366	48,132
TAT Technologies Ltd. (a)	4,899	85,537
VirTra, Inc. (a)(b)	5,587	37,545
Woodward, Inc.	36,448	6,074,059
		43,351,907
Air Freight & Logistics - 0.1%
Addentax Group Corp. (a)(b)	1,498	824
Air T, Inc. (a)	1,908	43,369
Air Transport Services Group, Inc. (a)	43,309	730,190
C.H. Robinson Worldwide, Inc.	70,398	7,286,897
Forward Air Corp. (b)	21,791	692,300
Freightos Ltd. (a)	13,290	21,264
Hub Group, Inc. Class A	37,476	1,766,244
Jayud Global Logistics Ltd. (a)(b)	3,012	2,048
Shengfeng Development Ltd. (a)(b)	24,338	31,396
		10,574,532
Building Products - 0.1%
AAON, Inc.	49,098	4,689,350
American Woodmark Corp. (a)	9,242	828,176
Apogee Enterprises, Inc.	13,099	874,751
Caesarstone Sdot-Yam Ltd. (a)(b)	30,851	151,170
Captivision, Inc. (b)	16,349	31,717
CSW Industrials, Inc.	9,610	3,244,624
Gibraltar Industries, Inc. (a)	18,047	1,257,334
Intelligent Living Application Group, Inc. (a)(b)	8,624	10,780
UFP Industries, Inc.	36,646	4,458,719
		15,546,621
Commercial Services & Supplies - 0.6%
ACV Auctions, Inc. Class A (a)	93,719	1,753,482
Aqua Metals, Inc. (a)	56,777	12,570
Bitcoin Depot, Inc. Class A (a)(b)	27,965	46,702
Bridger Aerospace Group Holdings, Inc. (a)(b)	30,894	83,105
Casella Waste Systems, Inc. Class A (a)(b)	34,231	3,692,156
CECO Environmental Corp. (a)	21,695	628,070
Cimpress PLC (a)	15,644	1,546,879
Cintas Corp.	60,639	48,821,672
Copart, Inc. (a)	574,472	30,424,037
Driven Brands Holdings, Inc. (a)	116,705	1,673,550
ESGL Holdings Ltd. (b)	33,157	45,757
Fuel Tech, Inc. (a)	7,428	7,428
Greenwave Technology Solutions, Inc. (a)(b)	5,899	2,750
Guardforce AI Co. Ltd. (a)(b)	3,673	4,555
Healthcare Services Group, Inc. (a)	30,717	334,508
Interface, Inc.	39,408	744,023
Knightscope, Inc. Class A (a)(b)	55,677	14,253
LanzaTech Global, Inc. Class A (a)(b)	116,696	173,877
Liquidity Services, Inc. (a)	21,969	478,265
Matthews International Corp. Class A	18,239	461,994
Millerknoll, Inc.	44,488	1,310,172
Odyssey Marine Exploration, Inc. (a)(b)	12,715	50,479
Perma-Fix Environmental Services, Inc. (a)(b)	12,224	134,464
Planet Image International Ltd. (b)	8,352	24,137
Primech Holdings Ltd. (b)	16,381	10,238
Quest Resource Holding Corp. (a)	12,176	107,636
Quhuo Ltd. ADR (a)(b)	348	122
Royalty Management Holding Corp. Class A (a)	4,303	3,701
Sentage Holdings, Inc. (a)	347	711
Smart Powerr Corp. (a)	2,863	2,576
Stericycle, Inc. (a)	55,528	3,290,589
SU Group Holdings Ltd. (b)	4,000	6,920
Tetra Tech, Inc.	31,824	7,565,838
TOMI Environmental Solutions, Inc. (a)	8,765	7,407
Virco Manufacturing Co.	9,162	142,286
VSE Corp.	10,663	991,979
		104,598,888
Construction & Engineering - 0.2%
Bowman Consulting Group Ltd. (a)	13,326	319,824
Concrete Pumping Holdings, Inc. (a)	28,584	185,510
Construction Partners, Inc. Class A (a)	27,271	1,799,341
Ferrovial SE	447,263	18,811,882
Great Lakes Dredge & Dock Corp. (a)	36,779	365,951
IES Holdings, Inc. (a)	12,555	2,341,884
Limbach Holdings, Inc. (a)	7,221	466,693
Matrix Service Co. (a)	16,544	164,778
MYR Group, Inc. (a)	10,618	1,070,294
Northwest Pipe Co. (a)	7,033	309,311
Safe & Green Holdings Corp. (a)(b)	286	363
Shimmick Corp. (b)	22,281	71,745
Sterling Construction Co., Inc. (a)	18,619	2,225,529
Wang & Lee Group, Inc. (a)(b)	6,135	3,617
Willscot Holdings Corp. (a)	113,624	4,379,069
		32,515,791
Electrical Equipment - 0.1%
374Water, Inc. (a)(b)	81,433	94,462
ADS-TEC Energy PLC (a)(b)	31,801	421,681
Advent Technologies Holdings, Inc. Class A (a)(b)	840	2,478
Allient, Inc.	9,597	203,840
American Superconductor Corp. (a)(b)	23,972	484,714
Array Technologies, Inc. (a)	61,737	414,255
Asia Pacific Wire & Cable Corp. Ltd. (a)(b)	107,599	151,715
Ballard Power Systems, Inc. (a)(b)	309,793	570,019
Beam Global (a)(b)	2,833	13,287
Blink Charging Co. (a)(b)	64,706	120,353
Broadwind, Inc. (a)	19,856	43,485
CBAK Energy Technology, Inc. (a)(b)	60,126	60,727
Complete Solaria, Inc. Class A (a)(b)	28,507	52,453
Dragonfly Energy Holdings Corp. (a)(b)	19,033	10,303
Electrovaya, Inc. (a)(b)	14,709	29,565
Energous Corp. (a)(b)	4,471	3,979
Energy Focus, Inc. (a)	588	873
Enovix Corp. (a)(b)	107,353	1,022,001
Eos Energy Enterprises, Inc. (a)(b)	123,913	330,848
Expion360, Inc. (a)(b)	4,086	256
Fluence Energy, Inc. Class A (a)(b)	87,542	1,608,147
Flux Power Holdings, Inc. (a)	15,492	51,898
FTC Solar, Inc. (a)(b)	62,852	14,877
FuelCell Energy, Inc. (a)(b)	773,298	313,031
Fusion Fuel Green PLC Class A (a)	4,794	2,735
Graphjet Technology Class A (a)(b)	10,391	27,017
Heramba Electric PLC (b)	23,373	52,589
Ideal Power, Inc. (a)	6,424	50,621
LSI Industries, Inc.	20,975	333,712
NANO Nuclear Energy, Inc. (b)	18,148	183,658
NeoVolta, Inc. (a)(b)	21,739	69,565
Nextracker, Inc. Class A (a)	84,921	3,453,737
Noco-Noco, Inc. (b)	107,711	18,742
Nuvve Holding Corp. (a)(b)	412	196
Orion Energy Systems, Inc. (a)	14,347	12,622
Pineapple Energy, Inc. rights (a)(c)	1,083	0
Pioneer Power Solutions, Inc. (a)	13,099	56,064
Plug Power, Inc. (a)(b)	342,576	644,043
Polar Power, Inc. (a)(b)	8,285	3,241
Powell Industries, Inc. (b)	7,441	1,245,921
Preformed Line Products Co.	3,549	425,632
Shoals Technologies Group, Inc. (a)	34,133	183,977
SKYX Platforms Corp. (a)(b)	45,970	39,433
SolarMax Technology, Inc. (b)	25,940	28,534
Solidion Technology, Inc. Class A (a)(b)	44,224	14,342
Stardust Power, Inc. Class A (a)(b)	25,638	221,769
Sunrun, Inc. (a)(b)	124,758	2,560,034
Tigo Energy, Inc. (a)	36,669	45,103
TPI Composites, Inc. (a)(b)	6,651	28,799
Ultralife Corp. (a)	11,042	115,499
Vicor Corp. (a)	27,598	1,062,523
Zeo Energy Corp. Class A (a)(b)	18,269	34,528
Zooz Power Ltd.	2,699	5,047
		16,938,930
Ground Transportation - 0.6%
ArcBest Corp.	13,772	1,463,964
Avis Budget Group, Inc.	21,611	1,771,886
CSX Corp.	1,172,914	40,195,763
FTAI Infrastructure LLC	59,402	590,456
Grab Holdings Ltd. (a)	2,111,193	6,798,041
Heartland Express, Inc.	62,648	775,582
Hertz Global Holdings, Inc. (a)(b)	28,369	86,242
J.B. Hunt Transport Services, Inc.	61,812	10,705,838
Landstar System, Inc.	21,210	3,872,098
Lyft, Inc. (a)	252,265	2,943,933
Marten Transport Ltd.	47,473	828,404
MingZhu Logistics Holdings Ltd. (a)	339	366
Old Dominion Freight Lines, Inc.	130,464	25,153,459
P.A.M. Transportation Services, Inc. (a)	14,004	254,033
Proficient Auto Logistics, Inc.	11,148	212,035
Saia, Inc. (a)	16,000	6,013,280
Swvl Holdings Corp. Class A (a)(b)	5,907	33,493
Universal Logistics Holdings, Inc.	15,728	664,823
Werner Enterprises, Inc. (b)	52,249	1,931,123
Zoomcar Holdings, Inc. Class A (a)(b)	29,002	4,263
		104,299,082
Industrial Conglomerates - 0.5%
Honeywell International, Inc.	389,967	81,078,039
Icahn Enterprises LP	250,192	3,320,048
		84,398,087
Machinery - 0.4%
Astec Industries, Inc.	21,145	715,335
Blue Bird Corp. (a)	19,355	990,589
ClearSign Combustion Corp. (a)(b)	16,057	11,882
Columbus McKinnon Corp. (NY Shares)	15,878	543,186
Commercial Vehicle Group, Inc. (a)	21,200	76,956
Eastern Co.	4,547	136,910
Energy Recovery, Inc. (a)	35,074	569,602
Franklin Electric Co., Inc.	28,071	2,915,454
FreightCar America, Inc. (a)	32,845	232,543
Greenland Technologies Holding Corp. (a)(b)	13,703	27,406
GreenPower Motor Co., Inc. (a)(b)	11,083	10,086
Hillman Solutions Corp. Class A (a)	165,063	1,642,377
Hurco Companies, Inc.	4,416	75,955
Hydrofarm Holdings Group, Inc. (a)(b)	45,713	19,908
JE Cleantech Holdings Ltd. (a)(b)	2,500	2,850
Kornit Digital Ltd. (a)	21,109	392,205
L.B. Foster Co. Class A (a)	6,787	136,283
Laser Photonics Corp. (a)(b)	2,853	9,757
Lincoln Electric Holdings, Inc.	33,948	6,572,672
LiqTech International, Inc. (a)(b)	1,854	5,543
Manitex International, Inc. (a)	14,236	59,506
Microvast Holdings, Inc. (a)(b)	133,020	38,310
Middleby Corp. (a)	32,667	4,593,634
Montana Technologies Corp. Class A, (a)(b)	29,666	165,536
Nauticus Robotics, Inc. (a)(b)	1,009	1,786
Nephros, Inc. (a)	3,085	5,646
Nikola Corp. (a)(b)	18,707	124,027
NN, Inc. (a)(b)	27,788	109,485
Nordson Corp.	34,205	8,775,635
Omega Flex, Inc.	6,379	301,089
PACCAR, Inc.	313,741	30,175,609
Palladyne AI Corp. Class A (a)	11,714	19,797
Park-Ohio Holdings Corp.	8,241	249,208
Perma-Pipe International Holdings, Inc. (a)	5,390	55,086
Richtech Robotics, Inc. (b)	16,473	20,591
Shyft Group, Inc. (The)	20,942	297,167
Stratasys Ltd. (a)(b)	67,398	463,024
Symbotic, Inc. (a)(b)	62,004	1,190,477
Taylor Devices, Inc. (a)(b)	1,759	100,650
Twin Disc, Inc.	9,749	128,297
Urban-Gro, Inc. (a)(b)	11,915	16,562
Vicinity Motor Corp. (a)(b)	64,732	9,153
Westport Fuel Systems, Inc. (a)(b)	9,072	52,164
Xos, Inc. Class A (a)(b)	5,523	27,725
		62,067,663
Marine Transportation - 0.0%
Capital Product Partners LP (b)	14,304	253,896
Caravelle International Group (a)(b)	20,088	8,035
Castor Maritime, Inc. (a)(b)	8,235	37,716
EuroDry Ltd. (a)	3,499	70,680
Euroseas Ltd.	5,072	229,457
Golden Ocean Group Ltd. (b)	119,404	1,468,669
Pangaea Logistics Solutions Ltd.	29,549	199,456
Performance Shipping, Inc. (a)	4,386	8,684
Pyxis Tankers, Inc. (a)(b)	10,640	53,945
Seanergy Martime Holdings Corp. (b)	13,115	150,823
Star Bulk Carriers Corp.	56,894	1,215,825
Toro Corp. (a)	11,890	40,307
United Maritime Corp. (b)	608	1,538
		3,739,031
Passenger Airlines - 0.1%
Allegiant Travel Co.	19,574	823,674
American Airlines Group, Inc. (a)(b)	345,374	3,667,872
Blade Air Mobility, Inc. (a)(b)	8,183	25,613
Frontier Group Holdings, Inc. (a)(b)	39,464	143,254
Hawaiian Holdings, Inc. (a)(b)	31,196	540,315
Jet.Ai, Inc. Class A (a)(b)	7,561	1,129
JetBlue Airways Corp. (a)(b)	258,899	1,315,207
Mesa Air Group, Inc. (a)	19,225	23,839
Ryanair Holdings PLC sponsored ADR (b)	58,444	6,514,168
SkyWest, Inc. (a)	24,369	1,889,572
Sun Country Airlines Holdings, Inc. (a)	8,013	87,983
United Airlines Holdings, Inc. (a)	209,407	9,222,284
		24,254,910
Professional Services - 1.0%
Aeries Technology, Inc. Class A (a)(b)	4,766	9,484
Asure Software, Inc. (a)	16,724	143,659
Automatic Data Processing, Inc.	245,315	67,684,862
Barrett Business Services, Inc.	15,940	581,969
Concentrix Corp. (b)	39,453	2,968,049
Conduent, Inc. (a)	127,004	485,155
CRA International, Inc.	4,643	782,810
CSG Systems International, Inc.	17,738	860,648
DLH Holdings Corp. (a)	7,855	85,462
Exela Technologies, Inc. (a)(b)	2,838	5,875
ExlService Holdings, Inc. (a)	98,349	3,593,672
Exponent, Inc.	32,276	3,494,523
Falcon's Beyond Global, Inc. Class A (b)	2,050	21,628
First Advantage Corp.	85,440	1,636,176
Forrester Research, Inc. (a)	10,756	206,300
Heidrick & Struggles International, Inc.	16,155	623,583
Hirequest, Inc. (b)	8,515	121,254
Hudson Global, Inc. (a)	1,914	34,854
Huron Consulting Group, Inc. (a)	11,807	1,303,965
IBEX Ltd. (a)	11,244	193,847
ICF International, Inc.	12,059	1,998,900
Innodata, Inc. (a)(b)	20,914	361,394
Kelly Services, Inc. Class A (non-vtg.)	24,091	508,561
LegalZoom.com, Inc. (a)	42,879	289,004
Lucas GC Ltd. (b)	52,578	87,805
NV5 Global, Inc. (a)	9,219	886,222
Paychex, Inc.	215,190	28,232,928
Paycor HCM, Inc. (a)	82,085	1,162,324
Paylocity Holding Corp. (a)	33,580	5,419,812
Professional Diversity Network, Inc. (a)(b)	5,982	2,865
RCM Technologies, Inc. (a)	6,964	141,926
Recruiter.com Group, Inc. (a)	514	1,085
Resources Connection, Inc.	47,312	493,464
Science Applications International Corp.	30,949	4,041,630
ShiftPixy, Inc. (a)(b)	1,877	2,252
SS&C Technologies Holdings, Inc.	145,694	10,940,162
Steel Connect, Inc. (a)	3,467	41,361
Sterling Check Corp. (a)(b)	57,207	926,181
Sunrise New Energy Co. Ltd. (a)(b)	8,860	9,082
TaskUs, Inc. (a)	5,844	77,725
Ttec Holdings, Inc.	9,254	47,288
Upwork, Inc. (a)	80,547	776,473
VCI Global Ltd.	44,239	7,255
Verisk Analytics, Inc.	85,320	23,277,002
Verra Mobility Corp. Class A (a)	103,140	2,847,695
Where Food Comes From, Inc. (a)(b)	2,480	26,784
Willdan Group, Inc. (a)	9,418	358,920
		167,803,875
Trading Companies & Distributors - 0.2%
Baiyu Holdings, Inc. (a)(b)	2,653	15,440
Beacon Roofing Supply, Inc. (a)	38,046	3,446,968
BioNexus Gene Lab Corp. (a)(b)	23,681	10,278
Distribution Solutions Group I (a)	28,419	1,057,755
DXP Enterprises, Inc. (a)	10,933	601,315
Euro Tech Holdings Co. Ltd.	4,600	6,992
Fastenal Co.	342,843	23,409,320
FTAI Aviation Ltd.	59,961	7,663,615
H&E Equipment Services, Inc.	21,524	1,036,381
Hudson Technologies, Inc. (a)	27,687	227,587
iPower, Inc. (a)	20,826	26,866
Karat Packaging, Inc.	11,546	292,576
Lavoro Ltd. Class A (a)(b)	3,635	17,993
McGrath RentCorp.	14,996	1,621,817
Rush Enterprises, Inc.:
Class A	38,571	2,032,692
Class B	10,059	473,175
Simpple Ltd.	3,758	1,455
Titan Machinery, Inc. (a)	14,063	212,492
Transcat, Inc. (a)	5,386	664,956
Willis Lease Finance Corp. (b)	3,791	410,148
Xometry, Inc. Class A (a)(b)	8,819	173,205
		43,403,026
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	2,932	187,853
Singularity Future Technology Ltd. (a)(b)	1,126	7,094
		194,947
TOTAL INDUSTRIALS		713,687,290
INFORMATION TECHNOLOGY - 50.3%
Communications Equipment - 0.8%
ADTRAN Holdings, Inc.	81,944	457,248
Applied Optoelectronics, Inc. (a)(b)	22,316	253,287
AudioCodes Ltd.	17,801	191,005
Aviat Networks, Inc. (a)	6,448	176,998
Cambium Networks Corp. (a)(b)	14,493	25,073
Ceragon Networks Ltd. (a)	46,357	138,144
Cisco Systems, Inc.	2,415,317	122,070,121
Clearfield, Inc. (a)(b)	8,734	325,778
ClearOne, Inc.	21,126	12,109
CommScope Holding Co., Inc. (a)	67,307	259,805
Comtech Telecommunications Corp. (a)(b)	38,326	121,110
Digi International, Inc. (a)	21,190	624,257
EMCORE Corp. (a)(b)	5,495	5,825
Extreme Networks, Inc. (a)	71,064	1,119,258
F5, Inc. (a)	35,193	7,149,458
Franklin Wireless Corp. (a)	9,420	39,281
Genasys, Inc. (a)(b)	28,415	88,655
Gilat Satellite Networks Ltd. (a)	31,063	142,890
Harmonic, Inc. (a)	76,482	1,105,165
Infinera Corp. (a)(b)	138,900	873,681
Inseego Corp. (a)(b)	6,994	102,042
Ituran Location & Control Ltd.	11,410	322,333
KVH Industries, Inc. (a)	10,763	47,788
Lantronix, Inc. (a)	22,155	79,536
Lumentum Holdings, Inc. (a)	40,619	2,340,061
NETGEAR, Inc. (a)	18,625	302,284
NetScout Systems, Inc. (a)	56,603	1,215,832
Ondas Holdings, Inc. (a)(b)	32,072	27,967
Ribbon Communications, Inc. (a)	71,521	243,887
Silicom Ltd. (a)	4,848	63,024
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	184,390	1,373,706
UTStarcom Holdings Corp. (a)(b)	12,236	34,383
ViaSat, Inc. (a)(b)	84,999	1,334,484
Viavi Solutions, Inc. (a)	130,378	1,122,555
Vislink Technologies, Inc. (a)(b)	1,268	8,508
		143,797,538
Electronic Equipment, Instruments & Components - 0.5%
908 Devices, Inc. (a)(b)	16,886	66,700
Advanced Energy Industries, Inc.	27,016	2,866,127
AEye, Inc. Class A (a)	3,104	3,880
Airgain, Inc. (a)	6,076	46,664
Akoustis Technologies, Inc. (a)(b)	42,555	3,438
Alpine 4 Holdings, Inc. Class A, (a)(b)	12,412	4,866
Arbe Robotics Ltd. (a)(b)	43,367	86,734
Astrotech Corp. (a)	1,228	13,840
Avnet, Inc.	53,317	2,942,032
Bel Fuse, Inc.:
Class A (b)	1,737	149,660
Class B (non-vtg.)	6,577	446,118
CCSC Technology International Holdings Ltd. (b)	6,233	9,038
CDW Corp.	80,223	18,101,518
Cemtrex, Inc. (a)(b)	862	126
Cepton, Inc. (a)	8,109	24,814
Climb Global Solutions, Inc.	3,243	308,020
Coda Octopus Group, Inc. (a)	4,103	29,172
Cognex Corp.	110,789	4,473,660
CPS Technologies Corp. (a)	4,893	6,826
Daktronics, Inc. (a)	31,984	462,169
Data I/O Corp. (a)	15,054	37,635
Deswell Industries, Inc.	1,758	4,166
Digital Ally, Inc. (a)(b)	1,160	1,276
Eltek Ltd.	4,564	48,880
ePlus, Inc. (a)	17,168	1,647,441
Evolv Technologies Holdings, Inc. (a)(b)	135,093	532,266
FARO Technologies, Inc. (a)	4,423	79,614
Flex Ltd. (a)	241,988	7,862,190
Focus Universal, Inc. (a)(b)	37,564	10,101
Frequency Electronics, Inc.	5,274	74,363
Iczoom Group, Inc. (a)(b)	6,798	14,412
Identiv, Inc. (a)(b)	13,805	46,247
Insight Enterprises, Inc. (a)(b)	19,388	4,208,553
Integrated Media Technology Ltd. (a)	382	565
Interlink Electronics, Inc.	3,816	14,539
IPG Photonics Corp. (a)	23,307	1,593,500
Iteris, Inc. (a)	26,903	189,666
Itron, Inc. (a)	27,656	2,826,996
KEY Tronic Corp. (a)	6,057	27,559
Kimball Electronics, Inc. (a)	15,945	294,185
LightPath Technologies, Inc. Class A (a)	12,016	15,621
Lightwave Logic, Inc. (a)(b)	36,328	107,168
Littelfuse, Inc.	15,184	4,133,085
Luna Innovations, Inc. (a)(b)	21,826	51,946
MicroVision, Inc. (a)(b)	234,413	222,270
MultiSensor AI Holdings, Inc. (a)(b)	7,111	15,858
Napco Security Technologies, Inc.	23,012	1,067,297
Nayax Ltd. (a)(b)	19,712	463,035
Neonode, Inc. (a)(b)	7,662	55,550
nLIGHT, Inc. (a)	22,333	266,656
Novanta, Inc. (a)	21,275	3,899,282
Novonix Ltd. ADR (a)	5,291	8,942
OSI Systems, Inc. (a)	9,960	1,492,705
PC Connection, Inc.	15,743	1,150,498
Plexus Corp. (a)	16,563	2,121,886
Powerfleet, Inc. (a)(b)	75,043	374,465
Rail Vision Ltd. (a)(b)	15,371	7,861
Red Cat Holdings, Inc. (a)(b)	46,179	143,617
Research Frontiers, Inc. (a)(b)	10,936	23,622
RF Industries Ltd. (a)	2,448	9,156
Richardson Electronics Ltd. (b)	7,825	92,726
Sanmina Corp. (a)	35,131	2,437,389
SaverOne 2014 Ltd. ADR (a)(b)	31,479	6,154
ScanSource, Inc. (a)	16,203	825,381
Senstar Technologies Corp.	12,188	19,623
Sigmatron International, Inc. (a)	3,452	9,976
Sobr Safe, Inc. (a)(b)	5,319	568
Sono-Tek Corp. (a)	2,629	10,910
Supercom Ltd. (a)(b)	44	118
Syntec Optics Holdings, Inc. Class A (a)(b)	19,932	28,503
Trimble, Inc. (a)	144,726	8,204,517
TROOPS, Inc. (a)(b)	56,693	245,481
TTM Technologies, Inc. (a)	63,841	1,241,707
Vuzix Corp. (a)(b)	34,442	29,723
Wetouch Technology, Inc. (b)	6,414	10,904
Wrap Technologies, Inc. (a)(b)	38,058	64,699
Zebra Technologies Corp. Class A (a)	30,997	10,705,744
		89,124,199
IT Services - 0.5%
Akamai Technologies, Inc. (a)	91,294	9,297,381
Alpha Technology Group Ltd. (b)	8,496	16,567
Amdocs Ltd.	69,402	6,035,892
Applied Digital Corp. (a)(b)	72,801	265,724
ARB IOT Group Ltd. (a)	9,785	3,149
Backblaze, Inc. Class A (a)(b)	23,717	144,911
BigCommerce Holdings, Inc. (a)(b)	75,862	444,551
Brand Engagement Network, Inc. Class A (a)(b)	20,100	23,517
Brightcove, Inc. (a)	26,601	59,320
Ciso Global, Inc. (a)(b)	10,016	5,239
CLPS, Inc. (b)	5,050	6,262
Cognizant Technology Solutions Corp. Class A	297,530	23,138,908
Core Scientific, Inc.	135,030	1,393,510
Couchbase, Inc. (a)	29,333	575,513
Crexendo, Inc. (a)	15,416	79,547
CSP, Inc. (b)	8,458	117,566
Data Storage Corp. (a)(b)	9,803	40,290
Edgio, Inc. (a)(b)	1,471	11,312
Firefly Neuroscience, Inc. (a)	72	282
Formula Systems (1985) Ltd. ADR (b)	193	14,475
GDS Holdings Ltd. ADR (a)(b)	44,841	763,642
Grid Dynamics Holdings, Inc. (a)	50,285	699,967
Hackett Group, Inc.	16,264	430,996
Hitek Global, Inc. (a)	15,178	25,044
Hub Cyber Security Ltd. (a)(b)	26,319	13,423
Information Services Group, Inc.	29,143	102,001
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	57,122	133,094
Microalgo, Inc. (a)(b)	3,442	1,284
MongoDB, Inc. Class A (a)	45,299	13,172,496
Okta, Inc. Class A (a)	90,094	7,093,101
Perficient, Inc. (a)	20,734	1,558,575
Rackspace Technology, Inc. (a)	46,649	107,293
Research Solutions, Inc. (a)	8,966	24,925
Taoping, Inc. (a)(b)	374	199
The Glimpse Group, Inc. (a)	3,147	2,927
Thoughtworks Holding, Inc. (a)	159,040	691,824
Tucows, Inc. (a)(b)	6,556	140,364
VeriSign, Inc. (a)	59,625	10,965,038
Vnet Group, Inc. ADR (a)	57,899	160,959
Wix.com Ltd. (a)	33,363	5,558,943
		83,320,011
Semiconductors & Semiconductor Equipment - 19.7%
ACM Research, Inc. Class A, (a)(b)	33,539	605,044
Advanced Micro Devices, Inc. (a)	968,966	143,949,589
AEHR Test Systems (a)(b)	17,343	263,787
Allegro MicroSystems LLC (a)	115,569	2,834,908
Alpha & Omega Semiconductor Ltd. (a)	21,104	882,358
Ambarella, Inc. (a)	23,947	1,429,636
Amkor Technology, Inc.	146,631	4,824,160
Amtech Systems, Inc. (a)	9,588	60,980
Analog Devices, Inc.	297,455	69,854,332
Applied Materials, Inc.	496,303	97,900,730
Arm Holdings Ltd. ADR (b)	70,829	9,411,758
ASML Holding NV (depository receipt)	54,568	49,322,378
Astera Labs, Inc.	93,363	4,020,211
Atomera, Inc. (a)(b)	16,231	43,661
Axcelis Technologies, Inc. (a)	19,555	2,137,948
AXT, Inc. (a)	24,453	64,800
Broadcom, Inc.	2,778,520	452,398,626
Camtek Ltd.	27,184	2,474,288
Canadian Solar, Inc. (a)(b)	38,697	488,743
CEVA, Inc. (a)	9,228	220,918
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	3,698	87,458
Cirrus Logic, Inc. (a)	32,551	4,742,355
Cohu, Inc. (a)	27,624	743,362
Credo Technology Group Holding Ltd. (a)	99,474	3,472,637
CVD Equipment Corp. (a)	4,263	15,773
Diodes, Inc. (a)	27,358	1,906,579
Enphase Energy, Inc. (a)	81,432	9,856,529
Entegris, Inc.	90,542	10,491,102
Everspin Technologies, Inc. (a)(b)	14,666	81,690
First Solar, Inc. (a)	64,134	14,582,148
FormFactor, Inc. (a)	45,949	2,240,933
GlobalFoundries, Inc. (a)(b)	331,649	15,481,375
GSI Technology, Inc. (a)(b)	15,609	41,208
Himax Technologies, Inc. sponsored ADR	62,575	369,818
Ichor Holdings Ltd. (a)	20,879	647,249
Impinj, Inc. (a)	16,736	2,813,322
indie Semiconductor, Inc. (a)(b)	138,090	573,074
Intel Corp.	2,551,993	56,245,926
KLA Corp.	80,688	66,118,168
Kopin Corp. (a)	29,790	28,813
Kulicke & Soffa Industries, Inc. (b)	33,199	1,454,448
Lam Research Corp.	78,132	64,147,153
Lattice Semiconductor Corp. (a)	82,150	3,890,624
MACOM Technology Solutions Holdings, Inc. (a)	43,018	4,698,856
Marvell Technology, Inc.	518,716	39,546,908
Maxeon Solar Technologies Ltd. (a)(b)	30,300	3,275
MaxLinear, Inc. Class A (a)	49,242	747,494
Microchip Technology, Inc.	321,292	26,397,351
Micron Technology, Inc.	663,767	63,880,936
MKS Instruments, Inc.	41,339	4,928,849
Mobix Labs, Inc. (a)(b)	13,187	15,561
Monolithic Power Systems, Inc.	29,094	27,193,580
Nano Labs Ltd. (A Shares) (a)	23,100	7,015
Navitas Semiconductor Corp. Class A (a)(b)	44,659	134,870
Nova Ltd. (a)(b)	17,434	3,897,371
NVE Corp. (b)	2,857	239,274
NVIDIA Corp.	14,745,822	1,760,208,772
NXP Semiconductors NV	153,150	39,261,534
ON Semiconductor Corp. (a)	257,985	20,089,292
PDF Solutions, Inc. (a)	23,680	747,104
Peraso, Inc. (a)	508	691
Photronics, Inc. (a)	36,838	952,631
Pixelworks, Inc. (a)	37,111	25,666
POET Technologies, Inc. (a)(b)	26,140	82,341
Power Integrations, Inc.	33,816	2,269,054
Qorvo, Inc. (a)	57,192	6,627,981
Qualcomm, Inc.	668,952	117,267,286
QuickLogic Corp. (a)(b)	8,417	70,703
Rambus, Inc. (a)	64,308	2,875,854
Rigetti Computing, Inc. Class A (a)(b)	214,341	196,422
SEALSQ Corp. (a)(b)	9,346	5,561
SemiLEDs Corp. (a)	4,500	6,075
Semilux International Ltd. (b)	16,572	23,035
Semtech Corp. (a)	38,569	1,690,094
Silicon Laboratories, Inc. (a)	19,443	2,301,468
Silicon Motion Tech Corp. sponsored ADR	19,983	1,270,319
SiTime Corp. (a)	13,589	1,965,785
SkyWater Technology, Inc. (a)	27,327	245,123
Skyworks Solutions, Inc.	95,778	10,496,311
SMART Global Holdings, Inc. (a)	30,599	634,011
SolarEdge Technologies, Inc. (a)(b)	26,883	654,063
SPI Energy Co. Ltd. (a)	11,554	3,871
Synaptics, Inc. (a)	22,927	1,866,716
Teradyne, Inc.	93,424	12,773,864
Texas Instruments, Inc.	545,903	117,008,849
Tower Semiconductor Ltd. (a)	66,364	2,932,625
Toyo Co. Ltd. (b)	59,972	308,856
Ultra Clean Holdings, Inc. (a)	28,690	1,081,613
Universal Display Corp.	28,319	5,485,957
Veeco Instruments, Inc. (a)	35,729	1,268,022
WISeKey International Holding Ltd. ADR (a)(b)	278	578
		3,387,610,066
Software - 16.2%
8x8, Inc. (a)	122,191	229,719
Abits Group, Inc. (a)(b)	15,637	7,959
ACI Worldwide, Inc. (a)	63,633	3,204,558
Adeia, Inc.	64,065	807,219
Adobe, Inc. (a)	268,583	154,276,761
Agilysys, Inc. (a)	16,259	1,838,893
Agora, Inc. ADR (a)	52,617	99,972
Airship AI Holdings, Inc. Class A (a)(b)	22,232	69,142
Alarm.com Holdings, Inc. (a)(b)	29,534	1,758,454
Alarum Technologies Ltd. ADR (a)(b)	2,975	38,348
Alkami Technology, Inc. (a)	61,833	2,061,512
Allot Ltd. (a)	21,262	71,121
Altair Engineering, Inc. Class A (a)	34,447	3,112,631
American Software, Inc. Class A	20,292	233,561
Amplitude, Inc. Class A, (a)	83,060	731,759
ANSYS, Inc. (a)	52,170	16,768,481
AppFolio, Inc. Class A, (a)	13,436	3,117,018
Appian Corp. Class A (a)(b)	25,331	821,738
AppLovin Corp. Class A, (a)	164,035	15,233,930
Argo Blockchain PLC ADR (a)(b)	11,953	14,941
Arqit Quantum, Inc. (a)(b)	39,599	12,672
Arteris, Inc. (a)	22,021	188,940
Aspen Technology, Inc. (a)	37,951	8,885,847
Atlassian Corp. PLC Class A, (a)	95,511	15,816,622
Auddia, Inc. (a)	173	150
AudioEye, Inc. (a)(b)	8,256	199,878
Aurora Innovation, Inc. Class A, (a)(b)	706,513	3,299,416
Aurora Mobile Ltd. ADR (a)(b)	2,373	9,397
Authid, Inc. (a)(b)	5,020	42,570
Autodesk, Inc. (a)	128,964	33,324,298
AvePoint, Inc. (a)	117,943	1,362,242
Aware, Inc. (a)	13,849	29,775
Baijiayun Group Ltd. Class A, (a)(b)	6,410	45,703
Banzai International, Inc. Class A (a)(b)	32,267	2,730
Beamr Imaging Ltd. (a)(b)	7,991	27,809
Bentley Systems, Inc. Class B	173,498	8,929,942
Bio-Key International, Inc. (a)	571	759
Bit Digital, Inc. (a)(b)	67,626	217,756
Bit Origin Ltd. (a)(b)	3,285	5,683
Bitdeer Technologies Group Class A, (a)(b)	39,508	258,382
Bitfarms Ltd. (a)(b)	198,390	428,522
BitFuFu, Inc. (b)	17,331	78,163
Blackbaud, Inc. (a)	32,069	2,680,968
BlackLine, Inc. (a)	35,341	1,751,147
Braze, Inc. (a)	49,228	2,204,430
Bridgeline Digital, Inc. (a)	2,527	2,451
BTC Digital Ltd. (a)(b)	393	609
BTCS, Inc. (a)	2,315	2,709
BTCS, Inc. Series V (a)(c)	2,315	0
Cadence Design Systems, Inc. (a)	163,018	43,840,431
CCC Intelligent Solutions Holdings, Inc. Class A (a)	369,798	3,986,422
Cellebrite DI Ltd. (a)	129,566	2,210,396
Cerence, Inc. (a)	523	1,726
Check Point Software Technologies Ltd. (a)	67,663	13,025,128
Cipher Mining, Inc. (a)(b)	191,082	670,698
Cleanspark, Inc. (a)(b)	136,886	1,463,311
Cognyte Software Ltd. (a)	50,913	389,994
CommVault Systems, Inc. (a)	26,045	4,047,393
Confluent, Inc. Class A (a)	123,107	2,612,331
Consensus Cloud Solutions, Inc. (a)	11,285	271,856
Crowdstrike Holdings, Inc. Class A (a)	138,189	38,317,046
CXApp, Inc. Class A (a)(b)	8,073	16,873
CyberArk Software Ltd. (a)	25,219	7,231,296
Cyngn, Inc. (b)	123	455
Daily Journal Corp. (a)	1,043	518,486
Datadog, Inc. Class A (a)	184,787	21,483,337
Datasea, Inc. (a)(b)	1,077	2,229
DatChat, Inc. (a)	1,123	1,415
Dave, Inc. (a)	6,396	240,490
Descartes Systems Group, Inc. (a)	51,777	5,223,782
Digihost Technology, Inc. (a)	9,844	12,403
Digimarc Corp. (a)(b)	14,607	419,075
Digital Turbine, Inc. (a)	155,690	501,322
Docebo, Inc. (a)	19,333	834,026
DocuSign, Inc. (a)	122,303	7,241,561
Domo, Inc. Class B (a)	9,527	71,167
Dropbox, Inc. Class A (a)	148,847	3,742,014
Duos Technologies Group, Inc. (a)(b)	2,223	5,180
eGain Communications Corp. (a)	24,943	178,841
EverCommerce, Inc. (a)(b)	115,566	1,237,712
Expensify, Inc. (a)	7,861	18,238
Five9, Inc. (a)	51,013	1,645,169
Fortinet, Inc. (a)	458,260	35,153,125
Freshworks, Inc. Class A (a)	153,142	1,788,699
Gen Digital, Inc.	374,513	9,909,614
GitLab, Inc. Class A (a)	80,743	3,827,218
Greenidge Generation Holdings, Inc. (a)(b)	4,236	8,048
Griid Infrastructure, Inc. (a)(b)	43,804	38,109
GSE Systems, Inc. (a)	3,356	13,525
HashiCorp, Inc. Class A (a)	90,691	3,078,053
HeartCore Enterprise, Inc.	12,158	8,377
HIVE Digital Technologies Ltd. (a)(b)	66,739	208,226
Hut 8 Mining Corp. (a)(b)	53,768	543,594
Ilearningengines Holdings, Inc. Class A (a)(b)	78,198	108,695
Infobird Co. Ltd. (a)(b)	708	1,225
Intapp, Inc. (a)	43,789	2,023,052
Intellicheck, Inc. (a)	10,166	23,483
InterDigital, Inc. (b)	15,334	2,124,679
Intrusion, Inc. (a)(b)	2,122	2,610
Intuit, Inc.	167,519	105,580,525
Iris Energy Ltd. (a)(b)	67,367	532,873
Iveda Solutions, Inc. (a)	8,621	3,612
Jamf Holding Corp. (a)	76,206	1,409,811
JFrog Ltd. (a)	66,761	1,853,285
Kaltura, Inc. (a)	90,224	122,705
Karooooo Ltd. (b)	19,093	731,071
Leddartech Holdings, Inc. (b)	62,402	28,861
Life360, Inc.	44,500	1,754,635
LivePerson, Inc. (a)	2,231	2,744
LM Funding America, Inc. (a)	1,013	2,897
Magic Software Enterprises Ltd.	31,025	336,621
Manhattan Associates, Inc. (a)	36,754	9,718,860
Marathon Digital Holdings, Inc. (a)(b)	168,870	2,820,129
Marin Software, Inc. (a)	2,398	5,971
Materialise NV ADR (a)	17,527	93,769
Matterport, Inc. Class A (a)	181,990	824,415
Mawson Infrastructure Group, Inc. (a)(b)	8,968	11,658
Mercurity Fintech Holding, Inc. sponsored ADR (a)	25,768	36,591
MicroCloud Hologram, Inc. (a)(b)	56,362	23,379
Microsoft Corp.	4,455,482	1,858,559,761
MicroStrategy, Inc. Class A (a)(b)	94,530	12,517,663
Mitek Systems, Inc. (a)(b)	28,300	263,756
MMTEC, Inc. (a)(b)	118,568	31,480
Monday.com Ltd. (a)	29,316	7,794,831
My Size, Inc. (a)(b)	2,248	4,181
nCino, Inc. (a)	68,173	2,042,463
NetSol Technologies, Inc. (a)	6,495	17,537
Next Technology Holding, Inc. (a)(b)	478	674
Nextnav, Inc. Class A (a)(b)	78,113	599,127
Nexttrip, Inc. (a)(b)	710	1,874
NICE Ltd. sponsored ADR (a)	29,796	5,176,757
Nisun International Enterprise (a)(b)	1,122	10,625
Nukkleus (a)(b)	5,073	1,446
Nutanix, Inc. Class A (a)	146,140	9,234,587
Nvni Group Ltd. (b)	12,252	15,683
Oblong, Inc. (a)	42	149
Onespan, Inc. (a)	26,696	430,340
Onestream, Inc.	16,489	511,159
Open Text Corp.	163,113	5,190,256
Opera Ltd. ADR (b)	19,937	296,862
Pagaya Technologies Ltd. Class A (a)	34,091	513,410
Palo Alto Networks, Inc. (a)	194,103	70,405,040
Pegasystems, Inc.	51,728	3,666,481
Phunware, Inc. (a)(b)	4,903	16,719
Porch Group, Inc. (a)(b)	62,174	89,531
Prairie Operating Co. (a)(b)	7,662	66,813
Progress Software Corp.	25,951	1,509,051
PTC, Inc. (a)	71,390	12,785,235
Qualys, Inc. (a)	21,968	2,749,735
Quantum Computing, Inc. (a)(b)	22,749	14,712
QXO, Inc. (A Shares) (b)	204,784	2,828,067
Radcom Ltd. (a)	13,668	136,270
Radware Ltd. (a)	27,195	592,851
Rapid7, Inc. (a)	43,349	1,639,026
reAlpha Tech Corp. (a)(b)	24,121	30,875
Red Violet, Inc. (a)	8,743	252,673
Rekor Systems, Inc. (a)(b)	26,470	33,088
Rezolve AI Ltd. (b)	3,747	32,899
Rimini Street, Inc. (a)	76,258	134,214
Riot Platforms, Inc. (a)(b)	175,692	1,322,961
Roadzen, Inc. (a)(b)	41,570	88,128
Roper Technologies, Inc.	64,141	35,560,412
SAI.TECH Global Corp. Class A (a)(b)	7,507	6,178
Sapiens International Corp. NV	33,056	1,202,908
SecureWorks Corp. (a)	11,955	99,705
Silvaco Group, Inc. (b)	11,959	184,767
Smith Micro Software, Inc. (a)(b)	3,321	2,053
Soluna Holdings, Inc. (a)(b)	2,102	8,324
SoundHound AI, Inc. (a)(b)	184,447	901,946
SoundThinking, Inc. (a)	9,121	128,606
Sphere 3D Corp. (a)(b)	3,243	2,947
Sprout Social, Inc. (a)(b)	35,067	1,090,584
SPS Commerce, Inc. (a)	22,122	4,418,648
Stronghold Digital Mining, Inc. Class A (a)(b)	31,995	154,216
Synchronoss Technologies, Inc. (a)	7,220	106,928
Synopsys, Inc. (a)	91,809	47,702,120
T Stamp, Inc. Class A (a)(b)	4,566	1,472
Telos Corp. (a)	43,638	159,279
Tenable Holdings, Inc. (a)	73,519	3,034,864
TeraWulf, Inc. (a)(b)	204,688	892,440
The9 Ltd. sponsored ADR (a)(b)	1,936	13,746
Upland Software, Inc. (a)	21,178	46,803
Urgent.ly, Inc. (b)	1,450	1,362
Varonis Systems, Inc. (a)	67,743	3,834,254
Verb Technology Co., Inc. (a)(b)	1,547	112
Verint Systems, Inc. (a)	37,336	1,177,951
Veritone, Inc. (a)(b)	2,227	6,904
Vertex, Inc. Class A (a)	40,865	1,581,067
Viant Technology, Inc. (a)	11,166	124,278
WalkMe Ltd. (a)	54,433	754,986
Workday, Inc. Class A (a)	127,014	33,428,815
X3 Holdings Co. Ltd. (b)	968	271
Xiao I Corp. ADR (a)(b)	751	3,680
Xunlei Ltd. sponsored ADR (a)	24,768	40,124
Zenvia, Inc. (a)(b)	1,673	2,894
Zoom Video Communications, Inc. Class A (a)	157,374	10,871,396
Zscaler, Inc. (a)	89,798	17,957,804
		2,797,637,668
Technology Hardware, Storage & Peripherals - 12.6%
Apple, Inc.	9,192,681	2,105,123,902
Astro-Med, Inc. (a)	4,427	65,918
Boxlight Corp. (a)(b)	4,085	1,777
Canaan, Inc. ADR (a)(b)	248,156	228,849
CompoSecure, Inc. (b)	20,165	236,535
Corsair Gaming, Inc. (a)	41,462	288,990
CPI Card Group (a)	7,134	204,318
Ebang International Holdings, Inc. Class A (a)	1,980	11,444
Immersion Corp.	18,807	176,786
Intevac, Inc. (a)	22,851	81,121
Logitech International SA (b)	92,007	8,373,557
Movano, Inc. (a)	16,621	5,186
Nano Dimension Ltd. ADR (a)(b)	173,079	379,043
NetApp, Inc.	122,970	14,844,938
One Stop Systems, Inc. (a)	8,505	21,263
Quantum Corp. (a)(b)	2,525	7,777
Seagate Technology Holdings PLC	125,986	12,541,906
Socket Mobile, Inc. (a)	1,296	1,529
Sonim Technologies, Inc. (a)(b)	2,776	7,162
Super Micro Computer, Inc. (a)(b)	35,092	15,359,768
Transact Technologies, Inc. (a)	6,575	27,878
Turtle Beach Corp. (a)	11,290	176,350
Wearable Devices Ltd. (a)(b)	8,376	2,918
Western Digital Corp. (a)	195,939	12,851,639
Xerox Holdings Corp.	79,471	900,406
		2,171,920,960
TOTAL INFORMATION TECHNOLOGY		8,673,410,442
MATERIALS - 1.0%
Chemicals - 0.9%
Alto Ingredients, Inc. (a)	45,352	62,586
Arq, Inc. (a)(b)	20,234	137,996
ASP Isotopes, Inc. (a)(b)	29,902	70,868
Balchem Corp.	19,337	3,423,229
Bioceres Crop Solutions Corp. (a)(b)	38,927	414,183
Bolt Projs. Holdings, Inc. Class A (a)(b)	14,438	20,358
Bon Natural Life Ltd. (a)	440	814
CN Energy Group, Inc. (a)	288	87
Gulf Resources, Inc. (a)(b)	8,302	8,468
Hawkins, Inc.	12,399	1,570,581
Innospec, Inc.	14,831	1,709,421
Linde PLC	288,277	137,868,475
Loop Industries, Inc. (a)	23,631	38,991
Methanex Corp.	40,908	1,909,995
N2Off, Inc. (a)(b)	880	322
Northern Technologies International Corp.	5,689	74,753
Novusterra, Inc. (a)(b)(c)	7,237	0
Origin Materials, Inc. Class A (a)	88,372	139,628
PureCycle Technologies, Inc. (a)(b)	96,800	590,480
		148,041,235
Construction Materials - 0.0%
ReTo Eco-Solutions, Inc. (a)	225	317
Smith-Midland Corp. (a)(b)	2,925	101,527
United States Lime & Minerals, Inc.	17,155	1,402,078
		1,503,922
Containers & Packaging - 0.0%
Pactiv Evergreen, Inc. (b)	106,208	1,253,254
TriMas Corp.	25,445	649,102
		1,902,356
Metals & Mining - 0.1%
5E Advanced Materials, Inc. (a)(b)	41,914	30,132
Adamas One Corp. (a)	5,283	2,128
Algoma Steel Group, Inc.	63,553	673,026
American Battery Technology Co. (a)(b)	29,127	32,185
American Lithium Corp. (a)(b)	115,650	43,774
Ascent Industries Co. (a)(b)	7,726	79,655
Atlas Lithium, Corp. (a)(b)	8,957	92,884
Century Aluminum Co. (a)	59,440	853,558
China Natural Resources, Inc. (a)(b)	2,428	1,392
Critical Metals Corp. (b)	20,203	169,301
Electra Battery Materials Corp. (a)(b)	16,129	11,153
Ferroglobe PLC	133,385	589,562
Haynes International, Inc.	8,044	483,766
Hongli Group, Inc. (a)(b)	7,458	15,662
Huadi International Group Co. Ltd. (a)(b)	2,633	5,529
Hycroft Mining Holding Corp. (a)(b)	12,539	26,332
Inno Holdings, Inc.	9,396	4,341
ioneer Ltd. ADR (a)(b)	1,836	8,097
IperionX Ltd. ADR (a)(b)	2,629	52,554
Kaiser Aluminum Corp.	9,286	692,271
Largo, Inc. (a)(b)	35,869	70,662
NioCorp Developments Ltd. (a)(b)	26,012	48,382
Olympic Steel, Inc.	7,458	299,066
Perpetua Resources Corp. (a)	37,948	337,737
Radius Recycling, Inc. Class A	25,344	383,708
Ramaco Resources, Inc.:
Class A (b)	27,313	332,945
Class B	5,462	61,884
Royal Gold, Inc.	41,076	5,757,623
Sigma Lithium Corp. (a)(b)	77,803	828,602
Snow Lake Resources Ltd. (a)	4,113	1,485
SSR Mining, Inc.	62,563	324,702
Steel Dynamics, Inc.	94,483	11,291,663
TMC the metals Co., Inc. (a)(b)	184,173	181,779
U.S. Gold Corp. (a)	4,857	26,908
U.S. GoldMining, Inc. (a)	5,539	30,188
Universal Stainless & Alloy Products, Inc. (a)	7,722	325,251
		24,169,887
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	38,151	228,906
Nature Wood Group Ltd. ADR (b)	590	950
		229,856
TOTAL MATERIALS		175,847,256
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Creative Media & Community Trust Corp.	12,011	24,022
Diversified Healthcare Trust (SBI)	156,811	545,702
Equinix, Inc.	56,891	47,467,575
Gaming & Leisure Properties	162,645	8,460,793
Gladstone Commercial Corp.	22,344	341,640
Gladstone Land Corp.	24,626	334,175
Global Self Storage, Inc.	5,948	30,811
Host Hotels & Resorts, Inc.	418,796	7,412,689
Industrial Logistics Properties Trust	78,032	386,258
Lamar Advertising Co. Class A	52,317	6,580,432
Lineage, Inc.	125,913	10,564,101
Medalist Diversified (REIT), Inc.	805	10,063
Office Properties Income Trust	3,033	6,673
Phillips Edison & Co., Inc.	73,262	2,707,764
PotlatchDeltic Corp.	48,129	2,091,686
Presidio Property Trust, Inc.:
Class A (b)	6,016	3,971
Class A warrants 1/24/27 (a)	6,016	181
Regency Centers Corp.	110,210	8,011,165
Retail Opportunity Investments Corp.	72,252	1,104,733
Sabra Health Care REIT, Inc.	146,180	2,490,907
SBA Communications Corp. Class A	64,348	14,585,118
Service Properties Trust	178,279	836,129
Sotherly Hotels, Inc. (a)	4,274	5,300
Uniti Group, Inc.	92,304	402,445
Wheeler REIT, Inc. (a)	366	384
		114,404,717
Real Estate Management & Development - 0.2%
Alset, Inc. (a)	2,169	2,646
Altisource Portfolio Solutions SA (a)	16,656	19,321
Avalon GloboCare Corp. (a)(b)	4,894	1,203
Colliers International Group, Inc. (b)	29,244	4,218,739
Comstock Holding Companies, Inc. (a)	4,017	28,199
CoStar Group, Inc. (a)	246,199	19,031,183
eXp World Holdings, Inc. (b)	108,526	1,276,266
Fathom Holdings, Inc. (a)	9,107	24,042
FirstService Corp.	27,234	4,903,482
FRP Holdings, Inc. (a)	12,434	368,295
Gyrodyne LLC (a)	1,512	11,945
InterGroup Corp. (a)(b)	986	17,452
La Rosa Holdings Corp. (b)	10,496	10,286
LuxUrban Hotels, Inc. (a)	22,617	1,703
MDJM Ltd. (a)(b)	4,594	4,824
Murano Global Investments PLC (b)	7,492	51,845
Newmark Group, Inc. Class A	93,901	1,298,651
Ohmyhome Ltd. (a)(b)	10,333	4,443
Opendoor Technologies, Inc. Class A (a)(b)	516,598	1,110,686
Redfin Corp. (a)(b)	105,507	985,435
Safe & Green Development Corp. (b)	1,064	283
Star Holdings (a)	5,967	79,958
Stratus Properties, Inc. (a)	5,346	139,370
The Real Brokerage, Inc. (a)(b)	110,693	689,617
The RMR Group, Inc. Class A	9,903	252,427
Ucommune International Ltd. (a)	197	264
Zillow Group, Inc.:
Class A (a)	46,258	2,471,565
Class C (a)	95,479	5,279,989
		42,284,119
TOTAL REAL ESTATE		156,688,836
UTILITIES - 0.9%
Electric Utilities - 0.8%
Alliant Energy Corp.	152,900	8,909,483
American Electric Power Co., Inc.	315,690	31,657,393
Constellation Energy Corp.	188,978	37,171,973
Evergy, Inc.	136,910	8,096,857
Exelon Corp.	598,856	22,810,425
MGE Energy, Inc. (b)	22,451	1,946,614
Otter Tail Corp.	24,789	2,095,910
Xcel Energy, Inc.	335,197	20,524,112
		133,212,767
Gas Utilities - 0.0%
RGC Resources, Inc.	6,265	133,131
Independent Power and Renewable Electricity Producers - 0.1%
Alternus Clean Energy, Inc. Class A (a)(b)	49,366	11,137
Atlantica Sustainable Infrastructure PLC	70,020	1,527,136
Eco Wave Power Global AB ADR (a)	1,986	7,984
Enlight Renewable Energy Ltd. (a)	70,237	1,163,125
Montauk Renewables, Inc. (a)(b)	85,373	400,399
ReNew Energy Global PLC (a)(b)	156,093	877,243
Talen Energy Corp. (a)	30,383	4,545,601
VivoPower International PLC (a)(b)	2,759	5,408
		8,538,033
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	36,626	1,992,088
Water Utilities - 0.0%
Artesian Resources Corp. Class A	6,205	224,063
Cadiz, Inc. (a)(b)	44,599	150,299
Consolidated Water Co., Inc.	10,783	299,336
Global Water Resources, Inc.	16,042	203,573
Middlesex Water Co.	16,925	1,066,444
Pure Cycle Corp. (a)	16,337	173,989
York Water Co.	9,960	388,241
		2,505,945
TOTAL UTILITIES		146,381,964
TOTAL COMMON STOCKS (Cost $6,191,399,884)		17,208,078,200

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
FAT Brands, Inc.	1,005	10,613
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Imperial Petroleum, Inc.	816	20,318
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
iCoreConnect, Inc. 12.00% (b)	1,007	9,063
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (a)(c)	9,776	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $39,569)		39,994

U.S. Treasury Obligations - 0.0%
	Principal Amount (e)	Value ($)
U.S. Treasury Bills, yield at date of purchase 5.08% 11/21/24 (f) (Cost $2,265,144)	2,291,000	2,265,913

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	25,325,203	25,330,268
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	323,872,656	323,905,043
TOTAL MONEY MARKET FUNDS (Cost $349,235,311)		349,235,311

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $6,542,939,908)	17,559,619,418
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(317,732,692)
NET ASSETS - 100.0%	17,241,886,726

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME Micro E-mini NASDAQ 100 Index Contracts (United States)	89	Sep 2024	34,928,940	1,719,282	1,719,282

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $681,363 or 0.0% of net assets.

(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,855,457.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
(i)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	33,684,696	747,439,857	755,794,305	1,903,610	20	-	25,330,268	0.1%
Fidelity Securities Lending Cash Central Fund 5.39%	356,269,507	770,476,019	802,840,483	22,114,274	-	-	323,905,043	1.4%
Total	389,954,203	1,517,915,876	1,558,634,788	24,017,884	20	-	349,235,311

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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